[LOGO]    [ART]


GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME
HIGH YIELD

BOND FUNDS

ANNUAL REPORT
SEPTEMBER 30, 1998

MARKET OVERVIEW
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.
FIRST INVESTORS HIGH YIELD FUND, INC.

Dear Investor:

We are pleased to present the annual reports for the First Investors taxable bond funds for the fiscal year ending September 30, 1998. Included are annual reports for the First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), First Investors Fund For Income, Inc. ("Fund For Income") and First Investors High Yield Fund, Inc. ("High Yield Fund").

You will note that the Funds have a new fiscal year-end, September 30. In prior years, these four Funds had fiscal years ending December 31. Consequently, this report will cover a nine month period: January 1, 1998 through September 30, 1998.

For much of the first half of 1998, the U.S. bond market traded in an unusually narrow range. The offsetting forces of strong economic growth and low inflation resulted in stable interest rates. Most economists felt that the Federal Reserve would either keep monetary policy unchanged or raise short-term rates slightly because of concerns about tight labor markets. Over the summer, investors' attention shifted unexpectedly from the U.S. economy to overseas events. By the end of September, long-term Treasury bond yields had fallen to historic lows and the Federal Reserve had lowered short-term interest rates.

Through September of 1998, the U.S. economy enjoyed an ideal combination of moderate growth and low levels of inflation and unemployment. Over the first three quarters of 1998, the Gross Domestic Product (GDP) grew 3.5% on an annualized basis. Despite sustained economic growth, inflation, as measured by the Consumer Price Index (CPI), rose less than 2% over the past 12 months. The unemployment rate fell to as low as 4.3%, the lowest rate since 1970. Buoyed by the healthy economy, consumer confidence and personal income continued to be high. Due to the low interest rates, housing starts were at a record level. Our sound domestic economy helped offset the weakness in several overseas economies.

With regard to the bond market, the year began with a brief rally, then settled down over the next four months as the Treasury market traded in a very narrow range. In June, financial and economic problems in Southeast Asia triggered a global "flight to quality," as investors shifted assets into the U.S. bond market. The Treasury market rally pushed yields to a year-to-date low, then moved

FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
FIRST INVESTORS FUND FOR INCOME, INC.
FIRST INVESTORS HIGH YIELD FUND, INC.

sideways until August. Continued overseas turmoil initiated a second powerful rally in August, driving 30-year Treasury bond yields down from 5.71% to a then all-time low of 4.98% at the end of September.

A number of factors contributed to this substantial decline in interest rates: the financial difficulties in Russia, ultimately leading to default; concerns about other emerging market economies; weakness in the U.S. stock market; Japan's recession and banking crisis; and hedge fund problems due to the preceding situations.

The bond market has also benefited from a decreased supply of Treasury bonds, thanks to the Federal government's budget surplus. These factors helped to lower the yield on the 10-year Treasury note to its lowest level since the 1960s, and to provide homeowners with lifetime best mortgage rates.

With this as a backdrop, the Federal Reserve lowered short-term interest rates by 25 basis points on September 29, the first easing since March of 1997. As reasoning for the rate decrease, the Fed cited concerns that overseas problems could negatively impact the U.S. economy, as well as the need to provide liquidity to the U.S. financial system.

Investors who buy bond funds -- whether for income or total return -- should be aware that the value of their investment fluctuates as interest rates change. For example, a 100 basis point (or 1%) increase in yield on a 10-year Treasury bond results in roughly a 7 1/2% decrease in that bond's price. In each of the last five years, 10-year Treasury bond yields have fluctuated by more than 1%. In addition, the value of a fund can fluctuate based on changes in the credit quality of the bonds it holds. In particular, investments in higher yielding, lower-rated debt obligations are more sensitive than are higher-rated investments to adverse economic changes or individual corporate developments, and thus can be subject to higher incidence of default. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Going forward, further easing of short-term interest rates by the Fed is anticipated by the market, as U.S. economic growth slows due to overseas turmoil. While U.S. interest rates should remain low, the market has entered a period of substantial volatility. Complex, diverse factors -- such as Japan's banking reform, the health of Brazil's economy and the outlook for the U.S. consumer -- are moving the market in the short term. In this environment, investors are best served by focusing on long-term objectives and maintaining a disciplined approach to investing.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

October 30, 1998

                  This page has been left blank intentionally.

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS GOVERNMENT FUND, INC.

Dear Investor:

We are pleased to present this annual report for the First Investors Government Fund for the fiscal year ending September 30, 1998. As noted in my Market Overview, this is a new fiscal year-end for the Fund.

For the period, the Fund's return on a net asset value basis was 6.0% on Class A shares and 5.5% on Class B shares. In comparison, the average return for Government National Mortgage Association (GNMA) bond funds was 6.1% according to Lipper Analytical Services. During the period, the Fund declared dividends from net investment income of 47 cents per share on Class A shares and 40 cents per share on Class B shares. The Government Fund invests primarily in GNMA mortgage-backed bonds. The principal factors affecting the Fund's performance were falling interest rates and increases in home refinancings, as well as adjustments made to the Fund's portfolio to deal with these factors.

The year began with 10-year Treasury yields falling to their lowest level since 1993. Mortgage refinancings soared, causing mortgage securities to substantially underperform Treasury securities. From February through July, the bond market traded in an unusually tight range. Mortgage-backed bond performance was very good, as investors purchased them for incremental income in an environment of low volatility. From August through the end of September, the bond market experienced a powerful rally, bringing 10-year Treasury note yields to their lowest level since the 1960s. Mortgage rates also fell to their lowest level since the 1960s, presenting homeowners with a lifetime best opportunity to refinance. The volume of mortgage refinancings reached an all-time high, surpassing January's level. Mortgage-backed securities substantially underperformed Treasuries, with the yield spread between the two reaching their widest level of the decade.

Management of the Fund focused on adjusting to the changes in interest rates and mortgage refinancings. To manage interest rate risk, the Fund's duration (or interest rate sensitivity) was adjusted based on the current trend of interest rates, as well as the future outlook. This was accomplished primarily by adjusting the average maturity of the Treasury securities held by the Fund (usually 5-10% of assets). During the market's rally at the beginning of the year, 10% of the Fund was invested in 10-year Treasury notes. As the market entered a trading range, 5% of the Fund was shifted from Treasuries to higher yielding GNMA mortgage-backed bonds, shortening the duration of the Fund. In July, the Fund's duration was shortened an additional time.

A principal risk in buying mortgage-backed bonds is prepayment risk. Prepayment risk is the risk that homeowners (whose mortgages compose GNMA mortgage-backed bonds) will refinance (or prepay) their current mortgages when interest rates fall. This would cause the Fund to lose its higher yielding bonds at a time when interest rates

FIRST INVESTORS GOVERNMENT FUND, INC.

are relatively low. To compensate investors for this risk, mortgage-backed bonds offer substantially more yield than Treasury securities (which generally cannot be called). Generally, lower coupon mortgage-backed bonds have less prepayment risk, while higher coupon mortgage-backed bonds offer more income.

To manage prepayment risk, the Fund's weighted average coupon (WAC) was lowered several times during the year. At the beginning of the year, the WAC of the Fund's mortgage-backed holdings was 7.78%. To reduce prepayment risk, during the first few months the Fund sold several large positions in GNMA 8 1/2% to 9% coupons, lowering WAC to 7.36%. As the market rallied in the summer, the Fund further reduced prepayment risk by selling GNMA 7 1/2% coupons and buying GNMA 7% and 6 1/2% coupons, lowering its WAC to 7.24%.

The Fund's performance essentially matched the performance of the Lipper Analytical Services GNMA bond fund group. Performance was helped by gradually lowering the Fund's WAC, particularly by selling GNMA 8 1/2% to 9% coupons. Maintaining 5% to 10% of the Fund's assets in Treasury securities also helped performance, as Treasuries provided the highest total returns to the Fund during the reporting period. The Fund's performance was hurt by the decision to reduce duration in July in anticipation of upcoming Treasury supply, as the market rallied substantially in August and September.

The Fund closed the reporting period with 92% of its assets in GNMA mortgage-backed bonds with a WAC of 7.24%, 6% in U.S. agency notes and 2% in cash. With refinancings at record levels, the Fund will look for further opportunities to reduce prepayment risk by lowering its WAC. Given the substantial amount of yield available on mortgage-backed bonds relative to Treasury securities, the Fund does not anticipate increasing its holdings in the latter.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]
Clark D. Wagner
Chief Investment Officer
  and Portfolio Manager
October 30, 1998

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS GOVERNMENT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Government Fund, Inc. (Class A shares), the Salomon Brothers Mortgage Index and the Salomon Brothers Government Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF SEPTEMBER 30, 1998
                                         GOVERNMENT                     SALOMON             SALOMON
                                            FUND                        MORTGAGE           GOVERNMENT
Jan-89                                                   $9,375                 $10,000         $10,000
Dec-89                                                   10,498                  11,516          11,438
Dec-90                                                   11,472                  12,770          12,424
Dec-91                                                   13,235                  14,769          14,324
Dec-92                                                   14,062                  15,857          15,355
Dec-93                                                   14,623                  16,973          16,995
Dec-94                                                   14,152                  16,731          16,422
Dec-95                                                   16,272                  19,536          19,444
Dec-96                                                   16,843                  20,584          20,015
Dec-97                                                   18,258                  22,492          21,947
Sep-98                                                   19,359                  23,859          24,126
                                   Average Annual Total Return*
                                                    N.A.V. Only     S.E.C. Standardized
Class A Shares
One Year                                                  8.44%                   1.64%
Five Years                                                5.59%                   4.23%
Ten Years                                                 7.54%                   6.85%
S.E.C. 30-Day Yield                                                  5.15%
Class B Shares
One Year                                                  7.66%                   3.66%
Since Inception (1/12/95)                                 7.96%                   7.30%
S.E.C. 30-Day Yield                                                  4.78%

   THE GRAPH COMPARES A $10,000 INVESTMENT IN THE FIRST INVESTORS GOVERNMENT FUND, INC. (CLASS A SHARES) BEGINNING 1/1/89 WITH THEORETICAL INVESTMENTS IN THE SALOMON BROTHERS MORTGAGE INDEX AND THE SALOMON BROTHERS GOVERNMENT INDEX. THE SALOMON BROTHERS MORTGAGE INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT CONSISTS OF ALL AGENCY PASS-THROUGHS AND FHA AND GNMA PROJECT NOTES. THE SALOMON BROTHERS GOVERNMENT INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT CONSISTS OF DEBT ISSUED BY THE U.S. TREASURY AND U.S. GOVERNMENT SPONSORED AGENCIES. EVERY ISSUE INCLUDED IN THE INDICES IS TRADER-PRICED, AND THE INDICES FOLLOW CONSISTENT AND REALISTIC AVAILABILITY LIMITS, INCLUDING ONLY THOSE SECURITIES WITH SUFFICIENT AMOUNTS OUTSTANDING. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THESE INDICES. IN ADDITION, THE INDICES DO NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE FOR CLASS A SHARES BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 9/30/98) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93 AND 12/29/89, THE MAXIMUM SALES CHARGES WERE 6.9% AND 7.25%, RESPECTIVELY). THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE CLASS A "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR, FIVE YEARS AND TEN YEARS WOULD HAVE BEEN 1.31%, 3.98% AND 6.61%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 4.82%. THE CLASS B "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 3.32% AND 6.96%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 4.43%. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. SALOMON BROTHERS MORTGAGE INDEX AND SALOMON BROTHERS GOVERNMENT INDEX FIGURES FROM SALOMON BROTHERS AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GOVERNMENT FUND, INC.
September 30, 1998

----------------------------------------------------------------------------------------------------
                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                                                 $10,000 OF
  AMOUNT   SECURITY                                                                VALUE  NET ASSETS
----------------------------------------------------------------------------------------------------
           MORTGAGE-BACKED CERTIFICATES--91.5%
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
            PROGRAM--43.5%
$ 23,836M    6.50%, 4/15/2028-8/15/2028                                     $ 24,386,622  $    1,491
  15,000M    7%, 7/15/2027                                                    15,500,560         948
  30,084M    7.50%, 11/15/2022-5/15/2028                                      31,216,747       1,908
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
            PROGRAM--48.0%
  45,309M    7%, 6/20/2023-11/20/2027                                         46,690,635       2,855
  20,137M    7.50%, 12/20/2022-10/20/2023                                     20,881,228       1,277
  10,255M    9%, 4/20/2016-7/20/2021                                          11,016,272         673
              --------------------------------------------------------------------------------------
TOTAL VALUE OF MORTGAGE-BACKED CERTIFICATES (cost
  $145,613,800)                                                              149,692,064       9,152
--------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY OBLIGATIONS--6.5%
  10,000M  Federal Home Loan Mortgage Corp., 5.75%,
             4/15/2008 (cost $9,934,375)                                      10,572,710         647
              --------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--1.8%
   3,000M  Chevron USA, Inc., 5.25%, 10/6/1998 (cost
             $2,997,812)                                                       2,997,812         183
              --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $158,545,987)         99.8%                 163,262,586       9,982
OTHER ASSETS, LESS LIABILITIES                           .2                      293,156          18
--------------------------------------------------------------------------------------
NET ASSETS                                            100.0%                $163,555,742  $   10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO MANAGERS' LETTER
FIRST INVESTORS INVESTMENT GRADE FUND

Dear Investor:

We are pleased to present this annual report for the First Investors Investment Grade Fund for the fiscal year ending September 30, 1998. As noted in the Market Overview, the Fund has a new fiscal year-end, September 30.

During the period, the Fund's return on a net asset value basis was 8.3% on Class A shares and 7.7% on Class B shares. The Fund outperformed the BBB investment grade bond fund peer group, which had an average return of 5.5% as measured by Lipper Analytical Services. During the period, the Fund declared dividends from net investment income of 45 cents per share on Class A shares and 40 cents per share on Class B shares. The primary factors that drove the Fund's performance during the fiscal year were falling interest rates and the "flight to quality," as described in the Market Overview. Sector selection and a focus on credit quality also bolstered the Fund's performance relative to its peer group.

In the first half of 1998, corporations took advantage of low yields by bringing a record number of new bond issues to market, causing the yield spread between Treasuries and corporate bonds to widen. However, merger and acquisition activity in the banking and telecommunications sectors enabled these spreads to recover somewhat from their wider trading levels. As a result, high grade bonds generally performed in line with government securities.

In the third quarter, corporate bonds lagged the Treasury market. Overseas economic turmoil caused spreads to widen dramatically. Risk was reassessed, as more yield was required to compensate investors for the perceived deterioration in the economic outlook. Investors became more attuned to the potential risks to U.S. multi-national corporations' profits and concerns grew that weakening global demand would pressure the profitability of commodity based cyclicals. These uncertainties prompted a "flight to quality" as investors sought the relative safety of Treasury securities and, to a lesser extent, the highly rated, highly liquid debt issues of well-known companies. The situation worsened as broker/dealers attempted to lighten their bond inventories, which had been inflated by the large number of new issues brought to market earlier in the year. Bonds of lower quality and riskier sectors underperformed, and the new issue market was almost non-existent.

For the first half of 1998, the Fund's exposure to money center banks and telecommunications companies helped performance, as merger and acquisition activity caused these sectors to outperform. For example, the Travelers/Citibank, BankAmerica/ NationsBank and AT&T/Teleport and AT&T/TCI deals helped enhance credit ratings and boost returns. The Fund's underweighted position in Yankee bonds (U.S. dollar denominated bonds issued by foreign entities that are registered with the Securities and Exchange Commission) negatively impacted returns early in the year, as Yankee

FIRST INVESTORS INVESTMENT GRADE FUND

bonds staged a recovery from a dismal fourth quarter of 1997. Throughout the reporting period, the Fund's duration tended to be shorter than its peers. This was a negative factor through much of the first half of 1998, as long-term Treasuries rallied.

In the third quarter, the Fund's underweighted position in Yankee bonds helped performance, as the sector was hard hit by overseas turmoil precipitated by the devaluation of the Russian currency. The Fund also benefited from its focus on two sectors that are viewed as "safe havens": utilities and defensive industrials. These sectors performed well due to their stability and non-cyclical nature. Credit quality and liquidity were also key determinants of performance. The Fund's focus on highly rated, highly liquid issues of large, well-known companies with strong balance sheets aided returns, as these benchmark issues outperformed. Holdings of money center banks hindered performance during the third quarter, as their performance lagged amid concerns over their exposure to Asia and hedge funds.

Going forward, the Fund will continue to maintain its focus on credit quality and seek relative value in the investment grade corporate bond arena.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]
Nancy W. Jones
Vice President
  and Co-Portfolio Manager

[SIGNATURE]
Clark D. Wagner
Chief Investment Officer
  and Co-Portfolio Manager
October 30, 1998

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade Fund (Class A shares) and the Lehman Brothers Corporate Bond Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF SEPTEMBER 30, 1998
                                         INVESTMENT                 LEHMAN CORPORATE
                                         GRADE FUND                    BOND INDEX
Feb-91                                                   $9,375                 $10,000
Dec-91                                                   10,621                  11,702
Dec-92                                                   11,498                  12,719
Dec-93                                                   12,857                  14,266
Dec-94                                                   12,263                  13,705
Dec-95                                                   14,642                  16,754
Dec-96                                                   14,993                  17,304
Dec-97                                                   16,363                  19,074
Sep-98                                                   17,719                  20,585
                                   Average Annual Total Return*
                                                    N.A.V. Only     S.E.C. Standardized
Class A Shares
One Year                                                 11.39%                   4.43%
Five Years                                                6.59%                   5.23%
Since Inception (2/19/91)                                 8.71%                   7.79%
S.E.C. 30-Day Yield                                                 4.47%
Class B Shares
One Year                                                 10.62%                   6.62%
Since Inception (1/12/95)                                 9.52%                   8.88%
S.E.C. 30-Day Yield                                                 4.07%

   THE GRAPH COMPARES A $10,000 INVESTMENT IN THE FIRST INVESTORS INVESTMENT GRADE FUND (CLASS A SHARES) BEGINNING 2/19/91 (INCEPTION DATE) WITH A THEORETICAL INVESTMENT IN THE LEHMAN BROTHERS CORPORATE BOND INDEX. THE LEHMAN BROTHERS CORPORATE BOND INDEX INCLUDES ALL PUBLICLY ISSUED, FIXED RATE, NONCONVERTIBLE INVESTMENT GRADE DOLLAR-DENOMINATED, S.E.C.-REGISTERED CORPORATE DEBT. ALL ISSUES HAVE AT LEAST ONE YEAR TO MATURITY AND AN OUTSTANDING PAR VALUE OF AT LEAST $100 MILLION. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE FOR CLASS A SHARES BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 9/30/98) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93, THE MAXIMUM SALES CHARGE WAS 6.9%). THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST
  YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE CLASS A "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR, FIVE YEARS AND SINCE INCEPTION WOULD HAVE BEEN 4.07%, 4.72% AND 7.11%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 4.16%. THE CLASS B "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN 6.26% AND 8.45%, RESPECTIVELY, AND THE S.E.C. 30-DAY YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 3.74%. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. LEHMAN BROTHERS CORPORATE BOND INDEX FIGURES FROM LEHMAN BROTHERS, INC. AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--87.9%
            AEROSPACE/DEFENSE--4.3%
$     750M  Lockheed Martin Corp., 7.25%, 2006                 $   829,077     $   151
      750M  Rockwell International Corp., 8.375%, 2001             807,320         147
      700M  Thiokol Corp., 6.625%, 2008                            736,700         134
--------------------------------------------------------------------------------------
                                                                 2,373,097         432
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--1.9%
      250M  VF Corp., 9.50%, 2001                                  277,403          50
      740M  Westpoint Stevens, Inc., 7.875%, 2008                  758,500         138
--------------------------------------------------------------------------------------
                                                                 1,035,903         188
--------------------------------------------------------------------------------------
            BASIC MATERIALS--1.3%
      730M  Navistar International Corp., 8%, 2008                 730,000         133
--------------------------------------------------------------------------------------
            CHEMICALS--3.0%
      750M  Du Pont (E.I.) de Nemours & Co., 8.125%, 2004          858,973         156
      700M  Lubrizol Corp., 7.25%, 2025                            798,636         145
--------------------------------------------------------------------------------------
                                                                 1,657,609         301
--------------------------------------------------------------------------------------
            CONGLOMERATES--2.9%
      700M  Hanson Overseas BV, 7.375%, 2003                       754,034         137
      750M  Tenneco, Inc., 7.875%, 2027                            831,986         151
--------------------------------------------------------------------------------------
                                                                 1,586,020         288
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--2.8%
      750M  Dial Corp., 6.50%, 2008                                764,866         139
      735M  Mattel, Inc., 6%, 2003                                 764,319         139
--------------------------------------------------------------------------------------
                                                                 1,529,185         278
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--1.3%
      700M  Kroger Co., 7%, 2018                                   723,016         131
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--11.3%
      750M  Baltimore Gas and Electric Co., 6.50%, 2003            789,594         143
      735M  Consumers Energy Co., 6.375%, 2008                     756,558         137
    1,000M  Duke Energy Corp., 5.875%, 2003                      1,011,379         184
      800M  Kansas Gas & Electric Co., 7.60%, 2003                 876,980         159
      350M  Niagara Mohawk Power Corp., 7.625%, 2005               361,924          66
      525M  Old Dominion Electric Cooperative, 7.97%, 2002         556,068         101
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES (continued)
$     750M  Philadelphia Electric Co., 8%, 2002                $   817,084     $   148
      925M  Southwestern Electric Power Co., 7%, 2007            1,033,801         188
--------------------------------------------------------------------------------------
                                                                 6,203,388       1,126
--------------------------------------------------------------------------------------
            ENERGY--5.4%
      700M  Baroid Corp., 8%, 2003                                 780,380         142
      500M  Mobil Corp., 8.625%, 2021                              659,572         120
      725M  Occidental Petroleum Corp., 6.50%, 2005                737,584         134
      750M  Phillips Petroleum Co., 7.20%, 2023                    779,345         142
--------------------------------------------------------------------------------------
                                                                 2,956,881         538
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.4%
      700M  Walt Disney Company, 6.75%, 2006                       771,170         140
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--16.0%
      660M  BankAmerica Corp., 9.50%, 2001                         725,808         132
      700M  Chemical Bank, Inc., 7%, 2005                          753,248         137
      800M  Citicorp, 8%, 2003                                     874,440         159
      800M  First Union Corp., 8.125%, 2002                        875,178         159
      750M  Fleet Capital, 7.92%, 2026                             799,498         145
      700M  Key Corp., 7.50%, 2006                                 778,793         142
      750M  Mellon Bank NA, 6.50%, 2005                            786,260         143
      550M  Meridian Bancorp, 7.875%, 2002                         598,289         109
      925M  Morgan Guaranty Trust Co., 7.375%, 2002                987,005         179
      875M  NationsBank Corp., 8.50%, 1999                         884,158         161
      700M  NationsBank Corp., 8.125%, 2002                        761,750         138
--------------------------------------------------------------------------------------
                                                                 8,824,427       1,604
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--6.8%
      750M  Anheuser-Busch Cos., Inc., 7%, 2005                    793,195         144
      500M  Coca-Cola Enterprises, Inc., 7.875%, 2002              543,004          99
      700M  Hershey Foods Corp., 6.70%, 2005                       764,161         139
      900M  Philip Morris Cos., Inc., 7.125%, 2002                 956,674         174
      650M  Universal Corp., 9.25%, 2001                           706,892         128
--------------------------------------------------------------------------------------
                                                                 3,763,926         684
--------------------------------------------------------------------------------------

FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--2.8%
$     700M  Columbia Gas System, Inc., 6.80%, 2005             $   749,274     $   136
      700M  Enron Corp., 7.125%, 2007                              769,215         140
--------------------------------------------------------------------------------------
                                                                 1,518,489         276
--------------------------------------------------------------------------------------
            HEALTHCARE--1.3%
      700M  Warner-Lambert Co., 6%, 2008                           747,204         136
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--4.7%
      700M  Associates Corp. of North America, 7.875%, 2001        752,727         137
      700M  General Electric Capital Corp., 7.875%, 2006           817,281         149
      700M  General Motors Acceptance Corp., 6.625%, 2005          741,386         135
      250M  International Lease Finance Corp., 8.875%, 2001        271,448          49
--------------------------------------------------------------------------------------
                                                                 2,582,842         470
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--4.3%
      700M  New York Times Co., Inc., 7.625%, 2005                 795,393         145
      750M  News America Holdings, Inc., 8.50%, 2005               854,327         155
      700M  PanAmSat Corp., 6.375%, 2008                           710,641         129
--------------------------------------------------------------------------------------
                                                                 2,360,361         429
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.5%
      750M  Temple Inland, Inc., 9%, 2001                          820,977         149
--------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--2.9%
      700M  Federated Department Stores, Inc., 7.45%, 2017         752,235         137
      700M  Wal-Mart Stores, Inc., 8%, 2006                        831,889         151
--------------------------------------------------------------------------------------
                                                                 1,584,124         288
--------------------------------------------------------------------------------------
            TECHNOLOGY--3.5%
      750M  International Business Machines Corp., 7%, 2025        833,772         151
      300M  Raytheon Co., 6.55%, 2010                              320,632          58
      725M  Xerox Corp., 7.20%, 2016                               797,607         145
--------------------------------------------------------------------------------------
                                                                 1,952,011         354
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--7.1%
      850M  MCI Communication Corp., 7.50%, 2004                   938,912         171
      368M  MCI WorldCom, Inc., 8.875%, 2006                       382,720          70
      700M  New York Telephone Co., 7.25%, 2024                    737,090         134
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS (continued)
$   1,000M  Pacific Bell Telephone Co., 7%, 2004               $ 1,094,297     $   199
      700M  TCI Communications, Inc., 6.375%, 2003                 731,202         133
--------------------------------------------------------------------------------------
                                                                 3,884,221         707
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.4%
      700M  Norfolk Southern Corp., 7.35%, 2007                    787,747         143
--------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $45,379,908)               48,392,598       8,795
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--4.2%
    2,200M  U.S. Treasury Note, 5.50%, 2003 (cost $2,194,672)    2,308,627         419
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--2.9%
    1,500M  Federal National Mortgage Association, 5.75%,
              2008
              (cost $1,501,699)                                  1,589,650         289
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.1%
    1,700M  Chevron USA, Inc., 5.30%, 10/6/98 (cost
              $1,698,749)                                        1,698,749         309
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $50,775,028)           98.1%   53,989,624       9,812
OTHER ASSETS, LESS LIABILITIES                           1.9     1,034,319         188
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $55,023,943     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                       See notes to financial statements

                  This page has been left blank intentionally.

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

We are pleased to present this annual report for the First Investors Fund For Income for the fiscal year ending September 30, 1998. As noted in the Market Overview, this is a new fiscal year-end for the Fund.

For the period, the Fund's return on a net asset value basis was .5% on Class A shares and -.1% on Class B shares. The Fund outperformed the average high yield bond fund, which had an average return of -3.0% as measured by Lipper Analytical Services. During the period, the Fund declared dividends from net investment income of 29 cents per share on Class A shares and 26 cents per share on Class B shares. The primary factors that drove the Fund's performance were a deterioration in the high yield market as a result of the "flight to quality," as described in the Market Overview, and a perceived credit squeeze. The Fund's limited exposure to emerging market debt and its focus on higher-rated junk bonds helped its performance, relative to its peer group.

During the first quarter of 1998, the performance of the high yield market was strong, fueled by relatively stable interest rates, healthy equity markets, and solid performance by the emerging markets, which rebounded from a dismal fourth quarter of 1997. The environment in the second quarter was more problematic. Interest rates declined, the equity markets lost momentum and concern over Asian markets grew. High yield performance was lackluster, posting barely positive returns. Risk was beginning to be reassessed, causing the yield spread between Treasuries and high yield bonds to widen. Upper tier credits (i.e., higher-rated speculative bonds) and cash pay securities outperformed lower-quality issues and deferred pay securities. A number of sectors underperformed, including commodity based cyclicals and energy, reflecting the drop in the price of oil. The emerging markets began to decline as spreads widened.

In the third quarter, heightened concern about the global economy and financial markets triggered a "flight to quality," as the Treasury market rallied and the equity market declined. The high yield market was negatively impacted, with returns turning negative. Risk was dramatically reassessed, pushing spreads wider and reducing liquidity. Upper quality credits significantly outperformed lower quality bonds. In addition, the energy and commodity cyclical (e.g., paper, metals) sectors underperformed. Emerging markets dropped sharply amid continued economic and financial turmoil.

During the first half of the year, we saw a continuation of the heady pace of new issuance seen in 1997, despite the widening of spreads toward the end of the half. However, in the third quarter, there was virtually no new issuance as investors became risk averse.

FIRST INVESTORS FUND FOR INCOME, INC.

During the first half of the year, the Fund benefited from a number of factors. Return was enhanced by exposure to the cable industry, both domestically and in the United Kingdom, as consolidation within the industry validated market valuations. Merger and acquisition activity boosted a number of holdings, as lower-rated issuers were acquired by stronger or higher-grade companies, such as by Allied Signal's acquisition of Pharmaceutical Fine Chemicals. The Fund was hindered by its lower exposure to riskier credits, as well as its position in Premier Cruises, which dropped precipitously in price when earnings and cash flow failed to materialize.

In the third quarter, the Fund benefited from management's focus on higher quality issues within the high yield market, as well as the Fund's negligible positions in emerging markets' issues. In addition, the Fund held relatively few bonds of issuers whose price traded down sharply when reported earnings failed to meet expectations. The Fund's holdings in the commodity cyclical sector negatively impacted returns, although their decline was tempered somewhat by their structure (e.g., coupon, maturity) and higher credit quality. Within the sector, Murrin, an Australian start-up mining company, and Riverwood, a paper company, both underperformed. Also, performance of some telecommunications holdings (e.g., Omnipoint and 21(st) Century Communications) lagged as the market became concerned over whether those companies would be able to fund their future growth.

After the end in the fiscal year, the high yield market stabilized and yield spreads contracted slightly, though by no means to their prior historically tight levels. While the markets will likely be volatile for the next few months, I am guardedly optimistic that the new credit spreads the market seems to have settled on represent good value over the long term.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]
Nancy W. Jones
Vice President
  and Portfolio Manager
October 30, 1998

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS FUND FOR INCOME, INC.

Comparison of change in value of $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) and the CS First Boston High Yield Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF SEPTEMBER 30, 1998
                                                                    CS FIRST BOSTON
                                       FUND FOR INCOME              HIGH YIELD INDEX
Jan-89                                                   $9,375                 $10,000
Dec-89                                                    8,629                  10,038
Dec-90                                                    7,145                   9,398
Dec-91                                                   10,206                  13,509
Dec-92                                                   11,911                  15,760
Dec-93                                                   14,062                  18,740
Dec-94                                                   14,144                  18,558
Dec-95                                                   16,766                  21,783
Dec-96                                                   19,014                  24,489
Dec-97                                                   21,413                  27,582
Sep-98                                                   21,517                  27,003
                                   Average Annual Total Return*
                                                    N.A.V. Only     S.E.C. Standardized
Class A Shares
One Year                                                  2.68%                 (3.83%)
Five Years                                                9.82%                   8.43%
Ten Years                                                 8.96%                   8.26%
S.E.C. 30-Day Yield                                                 7.43%
Class B Shares
One Year                                                  1.97%                 (2.03%)
Since Inception (1/12/95)                                11.11%                  10.50%
S.E.C. 30-Day Yield                                                 7.20%

   THE GRAPH COMPARES A $10,000 INVESTMENT IN THE FIRST INVESTORS FUND FOR INCOME, INC. (CLASS A SHARES) BEGINNING 1/1/89 WITH A THEORETICAL INVESTMENT IN THE CS FIRST BOSTON HIGH YIELD INDEX. THE CS FIRST BOSTON HIGH YIELD INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET. THE INDEX CONSISTS OF 1,541 DIFFERENT ISSUES, 1,344 OF WHICH ARE CASH PAY, 150 ARE ZERO-COUPON, 11 ARE STEP BONDS, 6 ARE PAY-IN-KIND BONDS AND THE REMAINING 30 ARE IN DEFAULT. THE BONDS INCLUDED IN THE INDEX HAVE AN AVERAGE LIFE OF
   8.2 YEARS, AN AVERAGE MATURITY OF 8.2 YEARS, AN AVERAGE DURATION OF 4.9 YEARS AND AN AVERAGE COUPON OF 10.4%. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE FOR CLASS A SHARES BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.

* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 9/30/98) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93 AND 12/29/89, THE MAXIMUM SALES CHARGES WERE 6.9% AND 8.5%, RESPECTIVELY). THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE UNUSUALLY HIGH CURRENT YIELDS OFFERED REFLECT THE SUBSTANTIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH YIELD BONDS. THE ISSUERS OF THE BONDS PAY HIGHER INTEREST RATES BECAUSE THEY HAVE A GREATER LIKELIHOOD OF FINANCIAL DIFFICULTY, WHICH COULD RESULT IN THEIR INABILITY TO REPAY THE BONDS FULLY WHEN DUE. PRICES OF HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER FLUCTUATIONS. CS FIRST BOSTON HIGH YIELD INDEX FIGURES FROM CS FIRST BOSTON CORPORATION AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO COMPOSITION
FIRST INVESTORS FUND FOR INCOME, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 1998 and the dollar weighted average of the total of the Fund's investments in zero coupon bonds, step bonds and pay-in-kind bonds during the 1998 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 1998 fiscal year and is not necessarily representative of the Fund as of the end of its 1998 fiscal year, the current fiscal year or at any other time in the future.

                                                             Comparable Quality of
                                               Rated by      Unrated Securities to
                                                Moody's     Bonds Rated by Moody's
    ----------------------------------------------------------------------------
Baa3                                                1.16%               0.00%
Ba1                                                 1.72                0.00
Ba2                                                 2.31                0.00
Ba3                                                 7.05                0.00
B1                                                 14.40                0.00
B2                                                 32.12                0.22
B3                                                 22.13                0.52
Caa1                                                2.42                3.15
Caa2                                                0.53                0.00

    ----------------------------------------------------------------------------

Zero Coupon Bonds 12.73%
Step Bonds 1.01%
Pay-in-Kind Bonds 3.22%

                  This page has been left blank intentionally.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CORPORATE BONDS--83.4%
              AEROSPACE/DEFENSE--.5%
$     2,000M  Burke Industries, Inc., 10%, 2007                  $  1,990,000     $    48
   --------------------------------------------------------------------------------------
              AGRICULTURAL PRODUCTS--1.4%
      5,500M  Terra Industries, Inc., 10.50%, 2005                  5,720,000         137
   --------------------------------------------------------------------------------------
              APPAREL/TEXTILES--3.0%
      3,500M  Dan River, Inc., 10.125%, 2003                        3,622,500          87
      2,000M  GFSI, Inc., 9.625%, 2007                              1,890,000          45
      2,450M  Pillowtex Corp., 10%, 2006                            2,529,625          60
      4,600M  Polymer Group, Inc., 9%, 2007                         4,427,500         106
   --------------------------------------------------------------------------------------
                                                                   12,469,625         298
   --------------------------------------------------------------------------------------
              AUTOMOTIVE--3.0%
      4,000M  Accuride Corp., 9.25%, 2008                           3,900,000          93
      1,650M  Cambridge Industries, Inc., 10.25%, 2007              1,509,750          36
      2,800M  Collins & Aikman Products Co., 11.50%, 2006           2,940,000          70
      2,000M  Exide Corp., 10%, 2005                                1,860,000          44
      2,260M  Safelite Glass Corp., 9.875%, 2006+                   2,203,500          53
   --------------------------------------------------------------------------------------
                                                                   12,413,250         296
   --------------------------------------------------------------------------------------
              BUILDING MATERIALS--2.2%
      3,500M  American Architectural Products Corp., 11.75%,
                2007                                                3,263,750          78
      3,000M  Nortek, Inc., 9.125%, 2007                            2,955,000          71
      2,000M  Republic Group, Inc., 9.50%, 2008+                    1,905,000          46
      1,277M  Waxman USA, Inc., 11.125%, 2001                       1,275,404          30
   --------------------------------------------------------------------------------------
                                                                    9,399,154         225
   --------------------------------------------------------------------------------------
              CHEMICALS--6.9%
      5,300M  AEP Industries, Inc., 9.875%, 2007                    5,114,500         122
      4,200M  Harris Chemical North America, Inc., 10.25%, 2001     4,315,500         103
      3,000M  Harris Chemical North America, Inc., 10.75%, 2003     3,112,500          74
      6,600M  Huntsman Polymers Corp., 11.75%, 2004                 7,095,000         170
      3,450M  Hydrochem Industrial Services, Inc., 10.375%,
                2007                                                3,225,750          77
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CHEMICALS (continued)
$     1,500M  Precise Technology, Inc., 11.125%, 2007            $  1,447,500     $    35
      4,500M  Texas Petrochemicals Corp., 11.125%, 2006             4,387,500         105
   --------------------------------------------------------------------------------------
                                                                   28,698,250         686
   --------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--.4%
      1,500M  R.H. Donnelley, Inc., 9.125%, 2008+                   1,522,500          36
   --------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--2.7%
      1,300M  AKI, Inc., 10.50%, 2008+                              1,254,500          30
      2,000M  Chattem, Inc., 8.875%, 2008                           1,950,000          47
      4,070M  Herff Jones, Inc., 11%, 2005                          4,415,950         105
      1,300M  Hines Horticulture, Inc., 11.75%, 2005                1,358,500          32
      2,700M  Syratech Corp., 11%, 2007                             2,268,000          54
   --------------------------------------------------------------------------------------
                                                                   11,246,950         268
   --------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--.9%
        600M  Plastic Containers, Inc., 10%, 2006                     615,000          15
      3,300M  Tekni-Plex, Inc., 9.25%, 2008                         3,184,500          76
   --------------------------------------------------------------------------------------
                                                                    3,799,500          91
   --------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--2.1%
      1,000M  Amtrol, Inc., 10.625%, 2006                             920,000          22
      1,200M  Columbus McKinnon Corp., 8.50%, 2008                  1,131,000          27
      2,500M  Day International Group, Inc., 11.125%, 2005          2,512,500          60
      4,275M  Fairfield Manufacturing, Inc., 11.375%, 2001          4,275,000         102
   --------------------------------------------------------------------------------------
                                                                    8,838,500         211
   --------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--.2%
      1,000M  Amphenol Corp., 9.875%, 2007                            975,000          23
   --------------------------------------------------------------------------------------
              ELECTRONICS/INSTRUMENTS/COMPONENTS--1.1%
      3,000M  Advanced Micro Devices, Inc., 11%, 2003               3,045,000          73
      1,600M  L-3 Communications Corp., 10.375%, 2007               1,752,000          42
   --------------------------------------------------------------------------------------
                                                                    4,797,000         115
   --------------------------------------------------------------------------------------
              ENERGY--3.0%
      1,200M  Chesapeake Energy Corp., 9.625%, 2005                 1,056,000          25
      5,000M  KCS Energy, Inc., 11%, 2003                           4,968,750         119
   --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              ENERGY (continued)
$     4,500M  Magnum Hunter Resources, Inc., 10%, 2007           $  3,870,000     $    92
      3,000M  Tesoro Petroleum Corp., 9%, 2008                      2,895,000          69
   --------------------------------------------------------------------------------------
                                                                   12,789,750         305
   --------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE--2.7%
      4,000M  KSL Recreation Group, Inc., 10.25%, 2007              4,020,000          96
      3,800M  Loews Cineplex Entertainment Corp., 8.875%, 2008+     3,771,500          90
      4,000M  Outboard Marine Corp., 10.75%, 2008+                  3,740,000          89
   --------------------------------------------------------------------------------------
                                                                   11,531,500         275
   --------------------------------------------------------------------------------------
              FINANCIAL--1.0%
      4,500M  Bay View Capital Corp., 9.125%, 2007                  4,342,500         104
   --------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--1.6%
      1,000M  Delta Beverage Group, Inc., 9.75%, 2003                 995,000          24
      3,500M  Di Giorgio Corp., 10%, 2007                           3,272,500          78
      2,625M  Fleming Companies, Inc., 10.625%, 2007                2,493,750          60
   --------------------------------------------------------------------------------------
                                                                    6,761,250         162
   --------------------------------------------------------------------------------------
              GAMING/LODGING--2.5%
      4,000M  Casino America, Inc., 12.50%, 2003                    4,255,000         102
      4,000M  Grand Casinos, Inc., 9%, 2004                         4,190,000         100
      2,250M  Prime Hospitality Corp., 9.25%, 2006                  2,235,937          53
   --------------------------------------------------------------------------------------
                                                                   10,680,937         255
   --------------------------------------------------------------------------------------
              HEALTHCARE--4.8%
      2,250M  Alaris Medical Systems, Inc., 9.75%, 2006             2,148,750          51
      2,000M  Conmed Corp., 9%, 2008                                1,887,500          45
      4,100M  Fisher Scientific International, Inc., 9%, 2008       3,854,000          92
      4,000M  Genesis Health Ventures, Inc., 9.75%, 2005            3,960,000          95
      3,750M  Integrated Health Services, Inc., 10.25%, 2006        3,820,312          91
      2,200M  Owens & Minor, Inc., 10.875%, 2006                    2,310,000          55
      2,500M  Vencor, Inc., 9.875%, 2005                            1,975,000          47
   --------------------------------------------------------------------------------------
                                                                   19,955,562         476
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--9.6%
$     5,000M  Comcast United Kingdom Cable Corp., 0%-11.20%,
                2007                                             $  4,150,000     $    99
      4,750M  Diamond Cable Communications PLC, 0%-11.75%, 2005     3,788,125          90
      8,050M  Echostar Communications Corp., 0%-12.875%, 2004       7,828,625         187
      5,000M  Marcus Cable Operating Co., 0%-13.50%, 2004           4,918,750         118
      4,000M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008+     4,050,000          97
      3,000M  Rogers Cantel, Inc., 8.80%, 2007                      2,857,500          68
      3,000M  Sinclair Broadcasting Group, Inc., 10%, 2005          3,127,500          75
      3,850M  Star Choice Communications, Inc., 13%, 2005           3,657,500          87
      3,150M  TCI Satellite Entertainment, Inc., 10.875%, 2007      2,850,750          68
      3,000M  Young Broadcasting Corp., 10.125%, 2005               3,135,000          75
   --------------------------------------------------------------------------------------
                                                                   40,363,750         964
   --------------------------------------------------------------------------------------
              MEDIA (OTHER)--1.7%
      4,000M  MDC Communications Corp., 10.50%, 2006                3,920,000          94
      3,000M  Von Hoffman Press, Inc., 10.375%, 2007+               3,075,000          73
   --------------------------------------------------------------------------------------
                                                                    6,995,000         167
   --------------------------------------------------------------------------------------
              MINING/METALS--3.7%
      1,400M  Euramax International PLC, 11.25%, 2006               1,386,000          33
      3,000M  Murrin Murrin Holdings Property, Ltd., 9.375%,
                2007                                                2,565,000          61
      4,000M  Renco Metals, Inc., 11.50%, 2003                      3,980,000          95
      4,000M  Russel Metals, Inc., 10.25%, 2000                     4,145,000          99
      3,500M  Wheeling-Pittsburgh Corp., 9.25%, 2007                3,290,000          79
   --------------------------------------------------------------------------------------
                                                                   15,366,000         367
   --------------------------------------------------------------------------------------
              MISCELLANEOUS--1.4%
      4,300M  Allied Waste North America, Inc., 10.25%, 2006        4,708,500         112
      1,025M  Kindercare Learning Centers, Inc., 9.50%, 2009          986,562          24
   --------------------------------------------------------------------------------------
                                                                    5,695,062         136
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--4.6%
      4,000M  Container Corp., 11.25%, 2004                         4,000,000          96
      1,450M  Fonda Group, Inc., 9.50%, 2007                        1,312,250          31
      2,500M  Riverwood International Corp., 10.25%, 2006           2,309,375          55
   --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS (continued)
$     5,600M  S.D. Warren Co., Inc., 12%, 2004                   $  6,132,000     $   147
      3,000M  Stone Container Corp., 11.875%, 1998                  3,011,250          72
      2,400M  Stone Container Corp., 10.75%, 2002                   2,421,000          58
   --------------------------------------------------------------------------------------
                                                                   19,185,875         459
   --------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--.5%
      4,000M  Cathay International, Ltd., 13%, 2008+                2,200,000          53
   --------------------------------------------------------------------------------------
              RETAIL - FOOD/DRUG--.5%
      2,000M  Randall's Food Markets, Inc., 9.375%, 2007            2,070,000          49
   --------------------------------------------------------------------------------------
              RETAIL - GENERAL MERCHANDISE--.5%
      2,000M  Big 5 Corp., 10.875%, 2007                            1,910,000          46
   --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--17.8%
      1,350M  21st Century Telecom Group, Inc., 0%-12.25%, 2008       651,375          16
      5,800M  Comcast Cellular Holdings, Inc., 9.50%, 2007          5,974,000         143
      5,300M  E. Spire Communications, Inc., 0%-13%, 2005           4,041,250          97
      3,000M  Facilicom International, Inc., 10.50%, 2008           2,610,000          62
      4,600M  GST USA, Inc., 0%-13.875%, 2005                       3,335,000          80
      4,000M  Hyperion Telecommunications, Inc., 0%-13%, 2003       2,755,000          66
      5,000M  Intermedia Communications, Inc., 8.50%, 2008          4,975,000         119
      4,300M  Level 3 Communications, Inc., 9.125%, 2008            4,047,375          97
      5,500M  MetroNet Communications Corp., 0%-9.95%, 2008         3,052,500          73
      5,000M  Nextel Communications, Inc., 0%-9.95%, 2008           2,937,500          70
      7,000M  Nextlink Communications, Inc., 12.50%, 2006           7,560,000         181
      1,700M  Nextlink Communications, Inc., 9%, 2008               1,600,125          38
        750M  Nextlink Communications, Inc., 0%-9.45%, 2008+          434,063          10
      4,000M  Omnipoint Corp., 11.625%, 2006                        2,880,000          69
      6,000M  Orion Network Systems, Inc., 11.25%, 2007             6,180,000         148
      5,000M  Paging Network, Inc., 10%, 2008                       4,950,000         118
      3,800M  Powertel, Inc., 0%-12%, 2006                          2,717,000          65
      4,000M  Powertel, Inc., 11.125%, 2007                         4,020,000          96
      4,175M  Qwest Communications International, Inc.,
                0%-9.47%, 2007                                      3,225,188          77
      6,000M  RCN Corp., 0%-11.125%, 2007                           3,360,000          80
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
  PRINCIPAL                                                                      INVESTED
     AMOUNT                                                                      FOR EACH
         OR                                                                    $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (continued)
$     6,000M  Triton PCS, Inc., 0%-11%, 2008+                    $  2,760,000     $    66
        480M  Viatel, Inc., 0%-12.50%, 2008+                          480,000          11
   --------------------------------------------------------------------------------------
                                                                   74,545,376       1,782
   --------------------------------------------------------------------------------------
              TRANSPORTATION--3.1%
      4,000M  Coach USA, Inc., 9.375%, 2007                         4,000,000          96
      5,700M  Eletson Holdings, Inc., 9.25%, 2003                   5,543,250         132
      3,100M  Moran Transportation Co., 11.75%, 2004                3,270,500          78
   --------------------------------------------------------------------------------------
                                                                   12,813,750         306
   --------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $358,887,257)                349,076,041       8,340
   --------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              MEDIA (CABLE TV/BROADCASTING)--.1%
     15,753   *Echostar Communications Corp. - Class "A"              378,072           9
   --------------------------------------------------------------------------------------
              TECHNOLOGY--.0%
      3,633   *Loral Space & Communications Corp.                      53,587           1
   --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $0)                                431,659          10
   --------------------------------------------------------------------------------------
              PREFERRED STOCKS--6.0%
              MEDIA (CABLE TV/BROADCASTING)--4.8%
      2,631   CBS Radio, Inc., 11.375%                                302,565           7
     93,401   CSC Holdings, Inc., 11.125%, PIK, Series "M"         10,274,147         245
      4,481   Echostar Communications Corp., 12.125%, Series
                "B"                                                 4,346,473         104
      4,755   Time Warner, Inc., 10.25%, PIK, Series "K"            5,278,050         126
   --------------------------------------------------------------------------------------
                                                                   20,201,235         482
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--1.2%
    100,000   S.D. Warren Co., Inc., 14%, Series "B"                4,850,000         116
   --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.0%
        503   Viatel, Inc., 10%, Series "A"                            29,174           1
   --------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $21,381,808)                 25,080,409         599
   --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
   WARRANTS                                                                    $10,000 OF
   OR UNITS   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              WARRANTS--.3%
              GAMING/LODGING--.0%
      7,000   *Goldriver Finance Corp., Liquidating Trust        $      7,000     $    --
   --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--.1%
     89,166   *Star Choice Communications, Inc. (expiring
                12/15/05)+                                            234,061           6
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
    100,000   *S.D. Warren Co., Inc. (expiring 12/15/06)+             500,000          12
   --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.1%
      7,300   *E. Spire Communications, Inc. (expiring
                11/1/05)+                                             547,500          13
   --------------------------------------------------------------------------------------
TOTAL VALUE OF WARRANTS (cost $0)                                   1,288,561          31
   --------------------------------------------------------------------------------------
              UNITS--1.1%
              AEROSPACE/DEFENSE--.7%
      3,000   Decrane Aircraft Holdings, Inc. (a)+                  3,030,000          73
   --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--.4%
      4,150   Diva Systems Corp. (b)+                               1,390,250          33
   --------------------------------------------------------------------------------------
TOTAL VALUE OF UNITS (cost $5,360,313)                              4,420,250         106
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.1%
$     7,500M  U.S. Treasury Note, 7.25%, 2004 (cost $8,163,281)  $  8,608,598     $   206
   --------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.1%
        300M  Chevron USA, Inc., 5.25%, 10/6/98                       299,781           7
      6,500M  Chevron USA, Inc., 5.30%, 10/6/98                     6,495,215         155
        400M  Ford Motor Credit Corp., 5.50%, 10/22/98                398,717          10
     16,000M  Nordstrom, Inc., 5.53%, 10/1/98                      16,000,000         382
      2,500M  Oyster Creek Fuel Corp., 5.60%, 10/2/98               2,499,611          60
   --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $25,693,324)       25,693,324         614
   --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $419,485,983)            99.1%   414,598,842       9,906
OTHER ASSETS, LESS LIABILITIES                              .9      3,946,359          94
--------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $418,545,201     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a) Each unit consists of one 12% senior discount note due 2008 and one warrant to buy 1.55 shares of common stock.
(b) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.

                       See notes to financial statements

                  This page has been left blank intentionally.

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS HIGH YIELD FUND, INC.

Dear Investor:

We are pleased to present this annual report for the First Investors High Yield Fund for the fiscal year ending September 30, 1998. As noted in the Market Overview, this is a new fiscal year-end for the Fund.

During the period, the Fund's return on a net asset value basis was .1% on Class A shares and -.6% on Class B shares. The Fund outperformed the average high yield bond fund, which had an average return of -3.0% as measured by Lipper Analytical Services. During the period, the Fund declared dividends from net investment income of 34 cents per share on Class A shares and 32 cents per share on Class B shares. The primary factors that drove the Fund's performance were a deterioration in the high yield market as a result of the "flight to quality," as described in the Market Overview, and a perceived credit squeeze. The Fund's limited exposure to emerging market debt and its focus on higher-rated junk bonds helped its performance, relative to its peer group.

Through the early part of 1998, the financial markets saw a continuation of the positive characteristics exhibited in 1997. The financial system remained supportive, despite widespread emerging markets worries. The equity market continued its strong performance--the ultimate expression of investor confidence. This stock market strength and the abundance of initial public offerings brought to market provided high yield issuers with a source of financial flexibility and contributed to the positive performance of some issues. The Treasury market rallied early in 1998, with 10-year Treasuries falling to 5.36% on January 12. Within the high yield market, its long-term historical track record and set of positive fundamentals encouraged investing. This, in turn, drove issuance to a record pace. High yield bonds were, and are, a comparatively attractive source of capital for funding merger and acquisition activity and other aggressive business plans.

In the second quarter, fear of the Asian contagion and projections of slower economic growth conflicted with the frenetic pace of issuance, and caused quality spreads to widen as investors began to resist the lower yields that they were being asked to accept. In the high yield market, performance leadership shifted to the "upper tier" (relatively stronger junk bond issues) from the "middle tier" bonds (those judged to rank lower--not lowest--in credit strength) where it had been through the first quarter. Extremely aggressive deals, "lower tier issues," deferred pay (zero coupon) bonds and emerging markets underperformed the market.

During the third quarter, several severe shocks to the world financial system caused risk to be both reassessed and shunned by investors. The Russian default and wider difficulties in emerging markets also negatively impacted the domestic high yield and investment grade bond markets, as well as the equity markets. The high yield market

FIRST INVESTORS HIGH YIELD FUND, INC.

experienced severe liquidity concerns and stratification as upper tier issues outperformed lower tier issues. New issuance slowed, and the issues that were sold to the market successfully were brought by a select group of well-known, already widely held companies.

The Fund's strong relative performance reflects its long-term investment approach, a credit and quality orientation and its positioning to avoid dependence on perpetual bull markets. The Fund benefited from diversification across industry and structure, low exposure to emerging markets, but especially from its preference for stable to improving companies. While the Fund must accept the inherent risks of the high yield market, it often shuns the most speculative investments that carry the greatest level of risk.

Rather than a having a depressed outlook, we have the view that value has returned to the high yield market. With bonds cheaper, we now perceive a more appealing risk/ reward equation and the potential for enhanced performance. However, we remain wary of a number of risks, including hedge fund difficulties, questionable stability of emerging markets and other system-wide risks. The high yield market remains stratified, lower tier issues are still relatively illiquid and we have seen reduced willingness within the brokerage community for helping to trade the deals they sold to the market. Despite these factors, we think that this is not an opportune time to pull out of high yield investments. In fact, given the better value that is available, it probably makes sense to commit gradually to this market.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]
George V. Ganter
Vice President
  and Portfolio Manager
October 30, 1998

CUMULATIVE PERFORMANCE INFORMATION
FIRST INVESTORS HIGH YIELD FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors High Yield Fund, Inc. and the CS First Boston High Yield Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  AS OF SEPTEMBER 30, 1998
                                            HIGH                   CS FIRST BOSTON
                                         YIELD FUND               HIGH YIELD INDEX
Jan-89                                                   $9,375              $10,000
Dec-89                                                    8,623               10,038
Dec-90                                                    7,155                9,398
Dec-91                                                    9,696               13,509
Dec-92                                                   11,532               15,760
Dec-93                                                   13,487               18,740
Dec-94                                                   13,540               18,558
Dec-95                                                   16,036               21,783
Dec-96                                                   18,177               24,489
Dec-97                                                   20,329               27,582
Sep-98                                                   20,345               27,003
                                   Average Annual Total Return*
                                                    N.A.V. Only                          S.E.C. Standardized
Class A Shares
One Year                                                  2.10%                                      (4.29%)
Five Years                                                9.44%                                        8.02%
Ten Years                                                 8.17%                                        7.47%
S.E.C. 30-Day Yield                                                            7.66%
Class B Shares
One Year                                                  1.24%                                      (2.76%)
Since Inception (1/12/95)                                10.67%                                       10.05%
S.E.C. 30-Day Yield                                                            7.42%

   THE GRAPH COMPARES A $10,000 INVESTMENT IN THE FIRST INVESTORS HIGH YIELD FUND, INC. (CLASS A SHARES) BEGINNING 1/1/89 WITH A THEORETICAL INVESTMENT IN THE CS FIRST BOSTON HIGH YIELD INDEX. THE CS FIRST BOSTON HIGH YIELD INDEX IS DESIGNED TO MEASURE THE PERFORMANCE OF THE HIGH YIELD BOND MARKET. THE INDEX CONSISTS OF 1,541 DIFFERENT ISSUES, 1,344 OF WHICH ARE CASH PAY, 150 ARE ZERO-COUPON, 11 ARE STEP BONDS, 6 ARE PAY-IN-KIND BONDS AND THE REMAINING 30 ARE IN DEFAULT. THE BONDS INCLUDED IN THE INDEX HAVE AN AVERAGE LIFE OF 8.2 YEARS, AN AVERAGE MATURITY OF 8.2 YEARS, AN AVERAGE DURATION OF 4.9 YEARS AND AN AVERAGE COUPON OF 10.4% IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THIS INDEX. IN ADDITION, THE INDEX DOES NOT TAKE INTO ACCOUNT FEES AND EXPENSES. FOR PURPOSES OF THE GRAPH AND THE ACCOMPANYING TABLE, UNLESS OTHERWISE INDICATED, IT HAS BEEN ASSUMED THAT THE MAXIMUM SALES CHARGE WAS DEDUCTED FROM THE INITIAL $10,000 INVESTMENT IN THE FUND AND ALL DIVIDENDS AND DISTRIBUTIONS WERE REINVESTED. CLASS B SHARES PERFORMANCE MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE LINE GRAPH ABOVE FOR CLASS A SHARES BASED ON DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THE DIFFERENT CLASSES.
* AVERAGE ANNUAL TOTAL RETURN FIGURES (FOR THE PERIOD ENDED 9/30/98) INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. "N.A.V. ONLY" RETURNS ARE CALCULATED WITHOUT SALES CHARGES. THE CLASS A "S.E.C. STANDARDIZED" RETURNS SHOWN ARE BASED ON THE MAXIMUM SALES CHARGE OF 6.25% (PRIOR TO 7/1/93 AND 12/29/89, THE MAXIMUM SALES CHARGES WERE 6.9% AND 8.5%, RESPECTIVELY). THE CLASS B "S.E.C. STANDARDIZED" RETURNS ARE ADJUSTED FOR THE APPLICABLE DEFERRED SALES CHARGE (MAXIMUM OF 4% IN THE FIRST YEAR). SOME OR ALL OF THE EXPENSES OF THE FUND WERE WAIVED OR ASSUMED. IF SUCH EXPENSES HAD BEEN PAID BY THE FUND, THE CLASS A "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR, FIVE YEARS AND TEN YEARS WOULD HAVE BEEN (4.50%), 7.88% AND 7.34%, RESPECTIVELY, AND THE S.E.C. YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 7.48%. THE CLASS B "S.E.C. STANDARDIZED" AVERAGE ANNUAL TOTAL RETURN FOR ONE YEAR AND SINCE INCEPTION WOULD HAVE BEEN (2.94%) AND 9.83%, RESPECTIVELY, AND THE S.E.C. YIELD FOR SEPTEMBER 1998 WOULD HAVE BEEN 7.23%. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE UNUSUALLY HIGH CURRENT YIELDS OFFERED REFLECT THE SUBSTANTIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH YIELD BONDS. THE ISSUERS OF THE BONDS PAY HIGHER INTEREST RATES BECAUSE THEY HAVE A GREATER LIKELIHOOD OF FINANCIAL DIFFICULTY, WHICH COULD RESULT IN THEIR INABILITY TO REPAY THE BONDS FULLY WHEN DUE. PRICES OF HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER FLUCTUATIONS. CS FIRST BOSTON HIGH YIELD INDEX FIGURES FROM CS FIRST BOSTON CORPORATION AND ALL OTHER FIGURES FROM FIRST INVESTORS MANAGEMENT COMPANY, INC.

PORTFOLIO COMPOSITION
FIRST INVESTORS HIGH YIELD FUND, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 1998 and the dollar weighted average of the total of the Fund's investments in zero coupon bonds, step bonds and pay-in-kind bonds during the 1998 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 1998 fiscal year and is not necessarily representative of the Fund as of the end of its 1998 fiscal year, the current fiscal year or at any other time in the future.

                                                             Comparable Quality of
                                               Rated by      Unrated Securities to
                                                Moody's     Bonds Rated by Moody's
    ----------------------------------------------------------------------------
Baa3                                                1.17%               0.00%
Ba1                                                 0.85                0.00
Ba2                                                 5.12                0.00
Ba3                                                 8.32                0.15
B1                                                 14.78                0.26
B2                                                 33.85                0.20
B3                                                 19.94                0.06
Caa1                                                1.34                3.01
Caa2                                                0.37                0.00

    ----------------------------------------------------------------------------

Zero Coupon Bonds 10.05%
Step Bonds 1.48%
Pay-in-Kind Bonds 2.46%

                  This page has been left blank intentionally.

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CORPORATE BONDS--87.4%
              AEROSPACE/DEFENSE--.5%
$     1,000M  Moog, Inc., 10%, 2006                              $  1,025,000     $    51
   --------------------------------------------------------------------------------------
              AGRICULTURAL PRODUCTS--.7%
      1,400M  Terra Industries, Inc., 10.50%, 2005                  1,456,000          72
   --------------------------------------------------------------------------------------
              APPAREL/TEXTILES--2.7%
      1,000M  Pillowtex Corp., 10%, 2006                            1,032,500          51
      2,450M  Polymer Group, Inc., 9%, 2007                         2,358,125         117
      2,250M  Worldtex, Inc., 9.625%, 2007                          2,013,750         100
   --------------------------------------------------------------------------------------
                                                                    5,404,375         268
   --------------------------------------------------------------------------------------
              AUTOMOTIVE--3.5%
      1,120M  Aftermarket Technology Corp., 12%, 2004               1,192,800          59
      2,000M  Cambridge Industries, Inc., 10.25%, 2007              1,830,000          90
      1,750M  Cooperative Computing, Inc., 9%, 2008                 1,487,500          74
      1,185M  Safelite Glass Corp., 9.875%, 2006+                   1,155,375          57
      1,500M  Walbro Corp., 9.875%, 2005                            1,353,750          67
   --------------------------------------------------------------------------------------
                                                                    7,019,425         347
   --------------------------------------------------------------------------------------
              BUILDING MATERIALS--1.4%
      1,650M  American Architectural Products Corp., 11.75%,
                2007                                                1,538,625          76
      1,274M  Waxman USA, Inc., 11.125%, 2001                       1,272,407          63
   --------------------------------------------------------------------------------------
                                                                    2,811,032         139
   --------------------------------------------------------------------------------------
              CHEMICALS--5.0%
      2,250M  AEP Industries, Inc., 9.875%, 2007                    2,171,250         107
      3,000M  Harris Chemical North America, Inc., 10.25%, 2001     3,082,500         152
      2,800M  Huntsman Polymers Corp., 11.75%, 2004                 3,010,000         149
      1,900M  Hydrochem Industrial Services, Inc., 10.375%,
                2007                                                1,776,500          88
   --------------------------------------------------------------------------------------
                                                                   10,040,250         496
   --------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--4.1%
      1,000M  AKI Holding Corp., 0%-13.50%, 2009+                     475,000          23
      1,000M  AKI, Inc., 10.50%, 2008+                                965,000          48
      1,000M  Corning Consumer Products Co., 9.625%, 2008+            812,500          40
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CONSUMER PRODUCTS (continued)
$     2,500M  Herff Jones, Inc., 11%, 2005                       $  2,712,500     $   134
      1,235M  Hines Horticulture, Inc., 11.75%, 2005                1,290,575          64
      1,200M  Syratech Corp., 11%, 2007                             1,008,000          50
      1,000M  William Carter Co., 10.375%, 2006                     1,050,000          52
   --------------------------------------------------------------------------------------
                                                                    8,313,575         411
   --------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--3.0%
      2,850M  Radnor Holdings, Inc., 10%, 2003                      2,835,750         140
      1,200M  Tekni-Plex, Inc., 9.25%, 2008                         1,158,000          57
      2,000M  U. S. Can Corp., 10.125%, 2006                        2,030,000         100
   --------------------------------------------------------------------------------------
                                                                    6,023,750         297
   --------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--1.4%
        750M  Amtrol, Inc., 10.625%, 2006                             690,000          34
      2,070M  Fairfield Manufacturing, Inc., 11.375%, 2001          2,070,000         102
   --------------------------------------------------------------------------------------
                                                                    2,760,000         136
   --------------------------------------------------------------------------------------
              ENERGY--3.6%
      1,500M  Giant Industries, Inc., 9.75%, 2003                   1,470,000          73
      3,000M  Gulf Canada Resources, Ltd., 9.625%, 2005             3,071,250         152
      1,100M  Magnum Hunter Resources, Inc., 10%, 2007                946,000          47
      1,900M  Stone Energy Corp., 8.75%, 2007                       1,831,125          91
   --------------------------------------------------------------------------------------
                                                                    7,318,375         363
   --------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE--3.3%
      1,000M  Bell Sports, Inc., 11%, 2008+                           975,000          48
      2,600M  Loews Cineplex Entertainment Corp., 8.875%, 2008+     2,580,500         128
      3,300M  Outboard Marine Corp., 10.75%, 2008+                  3,085,500         153
   --------------------------------------------------------------------------------------
                                                                    6,641,000         329
   --------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--2.0%
      2,100M  Fleming Companies, Inc., 10.50%, 2004                 2,021,250         100
      2,000M  International Home Foods, Inc., 10.375%, 2006         2,130,000         105
   --------------------------------------------------------------------------------------
                                                                    4,151,250         205
   --------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              GAMING/LODGING--3.0%
$     2,400M  Casino America, Inc., 12.50%, 2003                 $  2,553,000     $   126
      1,750M  Grand Casinos, Inc., 9%, 2004                         1,833,125          91
      1,750M  Prime Hospitality Corp., 9.25%, 2006                  1,739,062          86
   --------------------------------------------------------------------------------------
                                                                    6,125,187         303
   --------------------------------------------------------------------------------------
              HEALTHCARE--7.4%
      1,700M  Genesis Health Ventures, Inc., 9.75%, 2005            1,683,000          83
      2,000M  Integrated Health Services, Inc., 10.25%, 2006        2,037,500         101
      2,600M  Integrated Health Services, Inc., 9.25%, 2008         2,479,750         123
      1,100M  Leiner Health Products, Inc., 9.625%, 2007            1,111,000          55
      2,489M  Owens & Minor, Inc., 10.875%, 2006                    2,613,450         129
      1,100M  Packard Bioscience, Inc., 9.375%, 2007                1,012,000          50
      2,000M  Tenet Healthcare Corp., 8.625%, 2007                  2,080,000         103
      2,500M  Vencor, Inc., 9.875%, 2005                            1,975,000          98
   --------------------------------------------------------------------------------------
                                                                   14,991,700         742
   --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--10.6%
      1,000M  Allbritton Communications Corp., 9.75%, 2007          1,020,000          50
      2,000M  Century Communications Corp., 9.50%, 2005             2,200,000         109
      3,875M  Echostar Communications Corp., 0%-12.875%, 2004       3,768,437         186
      1,000M  Groupe Videotron, Ltee, 10.625%, 2005                 1,098,750          54
      2,050M  Grupo Televisa, SA, 11.875%, 2006                     1,906,500          94
      2,000M  Lenfest Communication, Inc., 10.50%, 2006             2,267,500         112
      1,300M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008+     1,316,250          65
      2,000M  Rogers Cablesystems, Inc., 10%, 2005                  2,195,000         109
      1,700M  Rogers Communications, Inc., 8.875%, 2007             1,683,000          83
      2,000M  Salem Communications Corp., 9.50%, 2007               2,020,000         100
      2,000M  Star Choice Communications, Inc., 13%, 2005           1,900,000          94
   --------------------------------------------------------------------------------------
                                                                   21,375,437       1,056
   --------------------------------------------------------------------------------------
              MEDIA (OTHER)--3.6%
      2,800M  Garden State Newspapers, Inc., 12%, 2004              3,080,000         152
      1,800M  Garden State Newspapers, Inc., 8.75%, 2009            1,746,000          86
      2,400M  Outdoor Systems, Inc., 8.875%, 2007                   2,478,000         123
   --------------------------------------------------------------------------------------
                                                                    7,304,000         361
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              MINING/METALS--4.1%
$     2,500M  Commonwealth Aluminum, Corp., 10.75%, 2006         $  2,437,500     $   121
      3,200M  CSN Iron, SA, 9.125%, 2007+                           1,824,000          90
      2,000M  Renco Metals, Inc., 11.50%, 2003                      1,990,000          98
      2,100M  Wheeling-Pittsburgh Corp., 9.25%, 2007                1,974,000          98
   --------------------------------------------------------------------------------------
                                                                    8,225,500         407
   --------------------------------------------------------------------------------------
              MISCELLANEOUS--4.7%
      3,000M  Allied Waste North America, Inc., 10.25%, 2006        3,285,000         162
      1,750M  Iron Mountain, Inc., 10.125%, 2006                    1,828,750          90
      2,500M  Kindercare Learning Centers, Inc., 9.50%, 2009        2,406,250         119
      2,000M  Loomis Fargo & Co., 10%, 2004                         1,920,000          95
   --------------------------------------------------------------------------------------
                                                                    9,440,000         466
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--4.5%
      2,850M  Fonda Group, Inc., 9.50%, 2007                        2,579,250         128
      2,600M  S.D. Warren Co., Inc., 12%, 2004                      2,847,000         141
      2,750M  Stone Container Corp., 11.875%, 1998                  2,760,313         136
      1,000M  Stone Container Corp., 10.75%, 2002                   1,008,750          50
   --------------------------------------------------------------------------------------
                                                                    9,195,313         455
   --------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--.6%
      2,200M  Cathay International, Ltd., 13%, 2008+                1,210,000          60
   --------------------------------------------------------------------------------------
              RETAIL  - FOOD/DRUG--.5%
      1,000M  Randall's Food Markets, Inc., 9.375%, 2007            1,035,000          51
   --------------------------------------------------------------------------------------
              RETAIL  - GENERAL MERCHANDISE--.8%
      1,700M  Big 5 Corp., 10.875%, 2007                            1,623,500          80
   --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--12.8%
      2,000M  21st Century Telecom Group, Inc., 0%-12.25%, 2008       965,000          48
      2,100M  Comcast Cellular Holdings, Inc., 9.50%, 2007          2,163,000         107
      3,750M  E. Spire Communications, Inc., 0%-13%, 2005           2,859,375         141
      2,000M  ICG Services, Inc., 0%-10%, 2008                        990,600          49
      1,700M  Level 3 Communications, Inc., 9.125%, 2008            1,600,125          79
      3,000M  McCaw International, Ltd., 0%-13%, 2007               1,965,000          97
      2,300M  McLeodUSA, Inc., 9.25%, 2007                          2,366,125         117
        750M  Nextlink Communications, Inc., 0%-9.45%, 2008           434,063          21
   --------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
  PRINCIPAL                                                                      INVESTED
     AMOUNT                                                                      FOR EACH
         OR                                                                    $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (continued)
$     3,000M  Omnipoint Corp., 11.625%, 2006                     $  2,160,000     $   107
      1,300M  Orion Network Systems, Inc., 11.25%, 2007             1,339,000          66
      2,300M  Paging Network, Inc., 10%, 2008                       2,277,000         113
      1,750M  Powertel, Inc., 0%-12%, 2006                          1,277,500          63
      3,100M  Powertel, Inc., 0%-12%, 2006                          2,216,500         110
      2,000M  Qwest Communications International, Inc.,
                0%-9.47%, 2007                                      1,545,000          76
      3,000M  RCN Corp., 0%-11.125%, 2007                           1,680,000          83
   --------------------------------------------------------------------------------------
                                                                   25,838,288       1,277
   --------------------------------------------------------------------------------------
              TRANSPORTATION--3.6%
      2,500M  American Commercial Lines, LLC, 10.25%, 2008+         2,462,500         122
      3,550M  Eletson Holdings, Inc., 9.25%, 2003                   3,452,375         171
      1,350M  Moran Transportation Co., 11.75%, 2004                1,424,250          70
   --------------------------------------------------------------------------------------
                                                                    7,339,125         363
   --------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $183,113,890)                176,667,082       8,735
   --------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              MEDIA (CABLE TV/BROADCASTING)--.1%
      8,846   *Echostar Communications Corp.  - Class "A"             212,304          10
   --------------------------------------------------------------------------------------
              TECHNOLOGY--.0%
        787   *Loral Space & Communications Corp.                      11,608           1
   --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $0)                                223,912          11
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
     SHARES                                                                      FOR EACH
         OR                                                                    $10,000 OF
   WARRANTS   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              PREFERRED STOCKS--3.9%
              FINANCIAL--.6%
     40,800   Astoria Financial Corp., 12%, Series "B"           $  1,147,500     $    57
   --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--2.6%
     40,026   CSC Holdings, Inc., 11.125%, PIK, Series "M"          4,402,900         218
        983   Echostar Communications Corp., 12.125%, Series
                "B"                                                   953,558          47
   --------------------------------------------------------------------------------------
                                                                    5,356,458         265
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.7%
     30,200   S.D. Warren Co., Inc., 14%, Series "B"                1,464,700          72
   --------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $6,905,929)                   7,968,658         394
   --------------------------------------------------------------------------------------
              WARRANTS--.3%
              GAMING/LODGING--.0%
     17,660   *President Riverboat Casinos, Inc. (expiring
                9/30/99)                                                  177          --
   --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--.0%
     46,320   *Star Choice Communications, Inc. (expiring
                12/15/05)+                                            121,590           6
   --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
     30,200   *S.D. Warren Co., Inc. (expiring 12/15/06)+             151,000           7
   --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.2%
      3,750   *E. Spire Communications, Inc. (expiring
                11/1/05)+                                             281,250          14
      3,000   *McCaw International, Ltd. (expiring 4/15/07)+           15,000           1
      5,600   *Powertel, Inc. (expiring 2/1/06)                        40,600           2
   --------------------------------------------------------------------------------------
                                                                      336,850          17
   --------------------------------------------------------------------------------------
TOTAL VALUE OF WARRANTS (cost $91,816)                                609,617          30
   --------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
September 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
      UNITS                                                                      INVESTED
         OR                                                                      FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              UNITS--.5%
              MEDIA (CABLE TV/BROADCASTING)
      3,000   Diva Systems Corp. (a)+ (cost $1,697,796)          $  1,005,000     $    50
   --------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.6%
$     4,500M  United States Treasury Note, 7%, 2006
                (cost $4,795,281)                                   5,245,317         259
   --------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.4%
        500M  Chevron USA, Inc., 5.25%, 10/6/98                       499,635          25
      1,400M  Chevron USA, Inc., 5.30%, 10/6/98                     1,398,969          69
        150M  Ford Motor Credit Corp., 5.50%, 10/22/98                149,519           7
      4,000M  Nordstrom, Inc., 5.53%, 10/1/98                       4,000,000         198
        800M  Oyster Creek Fuel Corp., 5.60%, 10/2/98                 799,876          40
   --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $6,847,999)         6,847,999         339
   --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $203,452,711)            98.2%   198,567,585       9,818
OTHER ASSETS, LESS LIABILITIES                             1.8      3,672,873         182
--------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $202,240,458     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.

                       See notes to financial statements

                  This page has been left blank intentionally.

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS
September 30, 1998

-------------------------------------------------------------------
                                                         INVESTMENT
                                           GOVERNMENT         GRADE
-------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $158,545,987  $ 50,775,028
                                         ------------  ------------
                                         ------------  ------------
  At value (Note 1A)...................  $163,262,586  $ 53,989,624
Cash...................................       194,120       261,586
Receivables:
  Interest and dividends...............     1,146,609       865,982
  Shares sold..........................       281,569       248,930
Other assets...........................        27,482            --
                                         ------------  ------------
Total Assets...........................   164,912,366    55,366,122
                                         ------------  ------------
LIABILITIES
Payables:
  Investment securities purchased......            --            --
  Dividends payable....................       731,962       242,019
  Shares redeemed......................       481,582        48,926
Accrued advisory fee...................        88,236        26,843
Accrued expenses.......................        54,844        24,391
                                         ------------  ------------
Total Liabilities......................     1,356,624       342,179
                                         ------------  ------------
NET ASSETS.............................  $163,555,742  $ 55,023,943
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $178,420,489  $ 51,402,236
Undistributed net investment income....       317,681        80,851
Accumulated net realized gain (loss) on
  investment transactions..............   (19,899,027)      326,260
Net unrealized appreciation
  (depreciation) of investments........     4,716,599     3,214,596
                                         ------------  ------------
Total..................................  $163,555,742  $ 55,023,943
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS:
  Class A..............................  $160,500,183  $ 49,754,346
  Class B..............................  $  3,055,559  $  5,269,597
SHARES OUTSTANDING (Note 6):
  Class A..............................    13,971,297     4,723,817
  Class B..............................       266,240       499,976
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $      11.49  $      10.53
                                               ------        ------
                                               ------        ------
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $      12.26  $      11.23
                                               ------        ------
                                               ------        ------
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 6).............  $      11.48  $      10.54
                                               ------        ------
                                               ------        ------

* On purchases of $25,000 or more, the sales charge is reduced

                       See notes to financial statements

---------------------------------------------------------------------

                                                INCOME     HIGH YIELD
---------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $ 419,485,983  $ 203,452,711
                                         -------------  -------------
                                         -------------  -------------
  At value (Note 1A)...................  $ 414,598,842  $ 198,567,585
Cash...................................        947,042        596,518
Receivables:
  Interest and dividends...............      9,497,747      4,885,900
  Shares sold..........................        244,614        117,527
Other assets...........................        168,816         59,061
                                         -------------  -------------
Total Assets...........................    425,457,061    204,226,591
                                         -------------  -------------
LIABILITIES
Payables:
  Investment securities purchased......      3,000,000             --
  Dividends payable....................      3,107,054      1,393,608
  Shares redeemed......................        445,664        383,667
Accrued advisory fee...................        256,972        126,228
Accrued expenses.......................        102,170         82,630
                                         -------------  -------------
Total Liabilities......................      6,911,860      1,986,133
                                         -------------  -------------
NET ASSETS.............................  $ 418,545,201  $ 202,240,458
                                         -------------  -------------
                                         -------------  -------------
NET ASSETS CONSIST OF:
Capital paid in........................  $ 626,464,513  $ 325,392,033
Undistributed net investment income....      4,855,065        921,445
Accumulated net realized gain (loss) on
  investment transactions..............   (207,887,236)  (119,187,894)
Net unrealized appreciation
  (depreciation) of investments........     (4,887,141)    (4,885,126)
                                         -------------  -------------
Total..................................  $ 418,545,201  $ 202,240,458
                                         -------------  -------------
                                         -------------  -------------
NET ASSETS:
  Class A..............................  $ 409,628,858  $ 193,654,541
  Class B..............................  $   8,916,343  $   8,585,917
SHARES OUTSTANDING (Note 6):
  Class A..............................     98,273,452     37,273,048
  Class B..............................      2,143,544      1,654,588
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $        4.17  $        5.20
                                                 -----          -----
                                                 -----          -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $        4.45  $        5.55
                                                 -----          -----
                                                 -----          -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 6).............  $        4.16  $        5.19
                                                 -----          -----
                                                 -----          -----

* On purchases of $25,000 or more, the sales charge is reduced

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS

----------------------------------------------------------------
                                               GOVERNMENT
                                         -----------------------
                                          1/1/98 TO    1/1/97 TO
                                            9/30/98     12/31/97
----------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $8,703,983  $13,293,739
  Dividends (Note 1F)..................          --           --
  Miscellaneous........................          --           --
                                         ----------  -----------
Total income...........................   8,703,983   13,293,739
                                         ----------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................   1,247,674    1,774,029
  Shareholder servicing costs..........     299,074      409,833
  Distribution plan expenses - Class
    A..................................     369,108      527,205
  Distribution plan expenses - Class
    B..................................      17,316       16,678
  Reports and notices to
    shareholders.......................      22,901       14,773
  Professional fees....................      29,741       38,877
  Custodian fees.......................      25,387       63,875
  Other expenses.......................      36,757       70,409
                                         ----------  -----------
Total expenses.........................   2,047,958    2,915,679
Less: Expenses waived or assumed.......    (436,686)    (532,208)
     Custodian fees paid indirectly....     (13,315)     (13,559)
                                         ----------  -----------
Net expenses...........................   1,597,957    2,369,912
                                         ----------  -----------
Net investment income..................   7,106,026   10,923,827
                                         ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
Net realized gain on investments.......   1,183,567      639,617
Net unrealized appreciation
  (depreciation) of investments........   1,409,717    2,599,700
                                         ----------  -----------
Net gain (loss) on investments.........   2,593,284    3,239,317
                                         ----------  -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $9,699,310  $14,163,144
                                         ----------  -----------
                                         ----------  -----------

                       See notes to financial statements

---------------------------------------------------------------------------------------------------------------------
                                            INVESTMENT GRADE              INCOME                   HIGH YIELD
                                         ----------------------  -------------------------  -------------------------
                                          1/1/98 TO   1/1/97 TO     1/1/98 TO    1/1/97 TO     1/1/98 TO    1/1/97 TO
                                            9/30/98    12/31/97       9/30/98     12/31/97       9/30/98     12/31/97
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $2,686,747  $3,440,948  $ 30,634,968  $39,650,340  $ 14,918,836  $19,158,853
  Dividends (Note 1F)..................          --          --     1,704,153    1,956,990       537,545      567,681
  Miscellaneous........................          --          --       703,631    1,046,130       255,768      687,574
                                         ----------  ----------  ------------  -----------  ------------  -----------
Total income...........................   2,686,747   3,440,948    33,042,752   42,653,460    15,712,149   20,414,108
                                         ----------  ----------  ------------  -----------  ------------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................     283,399     354,373     2,448,268    3,217,285     1,587,262    2,074,251
  Shareholder servicing costs..........     101,631     136,884       667,053      891,951       414,421      578,311
  Distribution plan expenses - Class
    A..................................     104,202     133,624       925,396      647,844       440,202      306,597
  Distribution plan expenses - Class
    B..................................      30,519      27,081        52,937       38,520        60,776       46,763
  Reports and notices to
    shareholders.......................       7,722       7,072        35,954       58,307        31,223       37,000
  Professional fees....................      11,038      14,530        36,064       60,379        35,413       42,983
  Custodian fees.......................       7,545      10,183        35,940       49,935        20,968       26,018
  Other expenses.......................       7,896      10,881        42,618       91,858        27,181       33,428
                                         ----------  ----------  ------------  -----------  ------------  -----------
Total expenses.........................     553,952     694,628     4,244,230    5,056,079     2,617,446    3,145,351
Less: Expenses waived or assumed.......    (115,398)   (152,831)           --           --      (375,000)    (400,000)
     Custodian fees paid indirectly....      (2,832)     (3,124)      (10,192)     (19,773)       (6,512)      (8,849)
                                         ----------  ----------  ------------  -----------  ------------  -----------
Net expenses...........................     435,722     538,673     4,234,038    5,036,306     2,235,934    2,736,502
                                         ----------  ----------  ------------  -----------  ------------  -----------
Net investment income..................   2,251,025   2,902,275    28,808,714   37,617,154    13,476,215   17,677,606
                                         ----------  ----------  ------------  -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......     332,824     145,546     6,072,547    7,801,754     2,887,542      713,528
Net unrealized appreciation
  (depreciation) of investments........   1,502,946   1,059,248   (32,899,878)   7,327,698   (16,132,114)   5,114,885
                                         ----------  ----------  ------------  -----------  ------------  -----------
Net gain (loss) on investments.........   1,835,770   1,204,794   (26,827,331)  15,129,452   (13,244,572)   5,828,413
                                         ----------  ----------  ------------  -----------  ------------  -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $4,086,795  $4,107,069  $  1,981,383  $52,746,606  $    231,643  $23,506,019
                                         ----------  ----------  ------------  -----------  ------------  -----------
                                         ----------  ----------  ------------  -----------  ------------  -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS

---------------------------------------------------------------------------------
                                                        GOVERNMENT
                                         ----------------------------------------
                                            1/1/98 TO     1/1/97 TO     1/1/96 TO
                                              9/30/98      12/31/97      12/31/96
---------------------------------------  ------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $  7,106,026  $ 10,923,827  $ 12,270,836
  Net realized gain (loss) on
    investments........................     1,183,567       639,617    (1,232,902)
  Net unrealized appreciation
    (depreciation) of investments......     1,409,717     2,599,700    (4,653,836)
                                         ------------  ------------  ------------
    Net increase in net assets
      resulting from operations........     9,699,310    14,163,144     6,384,098
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......    (6,724,124)  (10,429,404)  (11,494,009)
  Net investment income - Class B......       (81,974)      (87,929)      (61,453)
  Net realized gains - Class A.........            --            --            --
  Net realized gains - Class B.........            --            --            --
                                         ------------  ------------  ------------
    Total distributions................    (6,806,098)  (10,517,333)  (11,555,462)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............     9,525,532     5,908,414     9,616,660
  Reinvestment of distributions........     4,926,021     8,585,051     9,449,764
  Cost of shares redeemed..............   (26,851,304)  (34,742,760)  (44,314,807)
                                         ------------  ------------  ------------
                                          (12,399,751)  (20,249,295)  (25,248,383)
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............     1,211,035       771,873       674,440
  Reinvestment of distributions........        61,087        77,395        53,224
  Cost of shares redeemed..............      (255,377)     (293,938)     (202,104)
                                         ------------  ------------  ------------
                                            1,016,745       555,330       525,560
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................   (11,383,006)  (19,693,965)  (24,722,823)
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets...........................    (8,489,794)  (16,048,154)  (29,894,187)
NET ASSETS
  Beginning of period..................   172,045,536   188,093,690   217,987,877
                                         ------------  ------------  ------------
  End of period+.......................  $163,555,742  $172,045,536  $188,093,690
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes undistributed net investment
  income of............................  $    317,681  $     17,753  $     84,473
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
(a)SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................       840,674       532,781       872,095
  Issued for distributions
    reinvested.........................       435,243       772,790       857,565
  Redeemed.............................    (2,371,443)   (3,132,875)   (4,024,024)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................    (1,095,526)   (1,827,304)   (2,294,364)
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................       106,792        69,580        60,779
  Issued for distributions
    reinvested.........................         5,403         6,967         4,837
  Redeemed.............................       (22,630)      (26,527)      (18,407)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................        89,565        50,020        47,209
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

--------------------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT GRADE                               INCOME
                                         ---------------------------------------  ----------------------------------------
                                           1/1/98 TO     1/1/97 TO     1/1/96 TO     1/1/98 TO     1/1/97 TO     1/1/96 TO
                                             9/30/98      12/31/97      12/31/96       9/30/98      12/31/97      12/31/96
---------------------------------------  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $ 2,251,025  $  2,902,275  $  3,033,842  $ 28,808,714  $ 37,617,154  $ 39,637,266
  Net realized gain (loss) on
    investments........................      332,824       145,546       108,990     6,072,547     7,801,754    (5,886,757)
  Net unrealized appreciation
    (depreciation) of investments......    1,502,946     1,059,248    (2,054,202)  (32,899,878)    7,327,698    19,592,189
                                         -----------  ------------  ------------  ------------  ------------  ------------
    Net increase in net assets
     resulting from operations.........    4,086,795     4,107,069     1,088,630     1,981,383    52,746,606    53,342,698
                                         -----------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......   (2,031,526)   (2,740,532)   (2,965,537)  (28,271,152)  (37,571,202)  (37,526,146)
  Net investment income - Class B......     (157,556)     (148,190)      (95,970)     (427,881)     (367,759)     (210,871)
  Net realized gains - Class A.........           --      (145,340)      (79,969)           --            --            --
  Net realized gains - Class B.........           --       (10,710)       (4,021)           --            --            --
                                         -----------  ------------  ------------  ------------  ------------  ------------
    Total distributions................   (2,189,082)   (3,044,772)   (3,145,497)  (28,699,033)  (37,938,961)  (37,737,017)
                                         -----------  ------------  ------------  ------------  ------------  ------------
SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............    7,654,519     6,253,282     8,590,879    19,191,549    16,851,806    14,956,436
  Reinvestment of distributions........    1,382,541     2,236,906     2,386,687    17,811,002    26,312,729    25,915,540
  Cost of shares redeemed..............   (6,018,074)  (10,870,685)  (12,567,534)  (39,843,145)  (50,837,153)  (50,539,459)
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                           3,018,986    (2,380,497)   (1,589,968)   (2,840,594)   (7,672,618)   (9,667,483)
                                         -----------  ------------  ------------  ------------  ------------  ------------
Class B:
  Proceeds from shares sold............    2,122,648     1,206,438     1,459,481     4,069,154     2,600,932     1,604,309
  Reinvestment of distributions........       97,513       110,137        78,964       222,517       234,762       127,411
  Cost of shares redeemed..............     (438,399)     (402,070)     (325,873)     (634,541)     (543,250)     (249,045)
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                           1,781,762       914,505     1,212,572     3,657,130     2,292,444     1,482,675
                                         -----------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    4,800,748    (1,465,992)     (377,396)      816,536    (5,380,174)   (8,184,808)
                                         -----------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets............................    6,698,461      (403,695)   (2,434,263)  (25,901,114)    9,427,471     7,420,873
NET ASSETS
  Beginning of period..................   48,325,482    48,729,177    51,163,440   444,446,315   435,018,844   427,597,971
                                         -----------  ------------  ------------  ------------  ------------  ------------
  End of period+.......................  $55,023,943  $ 48,325,482  $ 48,729,177  $418,545,201  $444,446,315  $435,018,844
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                         -----------  ------------  ------------  ------------  ------------  ------------
+Includes undistributed net investment
  income of............................  $    80,851  $     18,908  $      9,294  $  4,855,065  $  4,745,384  $  5,067,191
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                         -----------  ------------  ------------  ------------  ------------  ------------
(a)SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      746,328       628,030       863,456     4,340,514     3,881,531     3,564,924
  Issued for distributions
    reinvested.........................      135,264       224,425       240,179     4,026,825     6,059,302     6,171,776
  Redeemed.............................     (587,942)   (1,095,164)   (1,264,529)   (9,003,279)  (11,715,604)  (12,071,004)
                                         -----------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................      293,650      (242,709)     (160,894)     (635,940)   (1,774,771)   (2,334,304)
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                         -----------  ------------  ------------  ------------  ------------  ------------
Class B:
  Sold.................................      206,853       120,858       147,002       928,514       599,023       383,768
  Issued for distributions
    reinvested.........................        9,529        11,021         7,948        50,572        54,064        30,324
  Redeemed.............................      (42,765)      (40,307)      (32,903)     (144,214)     (124,769)      (59,519)
                                         -----------  ------------  ------------  ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................      173,617        91,572       122,047       834,872       528,318       354,573
                                         -----------  ------------  ------------  ------------  ------------  ------------
                                         -----------  ------------  ------------  ------------  ------------  ------------

FIRST INVESTORS

---------------------------------------------------------------------------------
                                                        HIGH YIELD
                                         ----------------------------------------
                                            1/1/98 TO     1/1/97 TO     1/1/96 TO
                                              9/30/98      12/31/97      12/31/96
---------------------------------------  ------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $ 13,476,215  $ 17,677,606  $ 17,406,418
  Net realized gain (loss) on
    investments........................     2,887,542       713,528    (7,765,501)
  Net unrealized appreciation
    (depreciation) of investments......   (16,132,114)    5,114,885    14,736,452
                                         ------------  ------------  ------------
    Net increase in net assets
      resulting from operations........       231,643    23,506,019    24,377,369
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......   (12,837,075)  (18,059,105)  (17,643,461)
  Net investment income - Class B......      (469,260)     (449,764)     (171,377)
  Net realized gains - Class A.........            --            --            --
  Net realized gains - Class B.........            --            --            --
                                         ------------  ------------  ------------
    Total distributions................   (13,306,335)  (18,508,869)  (17,814,838)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............    13,015,941    18,043,474    20,402,130
  Reinvestment of distributions........     8,343,126    12,110,096    13,062,488
  Cost of shares redeemed..............   (23,733,242)  (28,096,512)  (25,196,197)
                                         ------------  ------------  ------------
                                           (2,374,175)    2,057,058     8,268,421
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............     3,149,731     3,582,510     3,074,309
  Reinvestment of distributions........       232,619       255,493        88,770
  Cost of shares redeemed..............    (1,125,496)   (1,007,361)     (226,919)
                                         ------------  ------------  ------------
                                            2,256,854     2,830,642     2,936,160
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................      (117,321)    4,887,700    11,204,581
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets...........................   (13,192,013)    9,884,850    17,767,112
NET ASSETS
  Beginning of period..................   215,432,471   205,547,621   187,780,509
                                         ------------  ------------  ------------
  End of period+.......................  $202,240,458  $215,432,471  $205,547,621
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes undistributed net investment
  income of............................  $    921,445  $    751,565  $  1,582,828
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
(a)SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     2,358,746     3,324,677     3,871,810
  Issued for distributions
    reinvested.........................     1,516,355     2,233,259     2,471,711
  Redeemed.............................    (4,319,040)   (5,175,518)   (4,780,167)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................      (443,939)      382,418     1,563,354
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................       571,087       661,609       581,031
  Issued for distributions
    reinvested.........................        42,398        46,771        16,742
  Redeemed.............................      (206,051)     (185,884)      (43,012)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       407,434       522,496       554,761
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), First Investors Fund For Income, Inc. ("Income Fund") and First Investors High Yield Fund, Inc. ("High Yield Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for the assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

INCOME FUND primarily seeks to earn a high level of current income and, to the extent possible, in view of that objective, secondarily seeks growth of capital.

HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation.

On March 19, 1998, the Boards of Directors/Trustees of the Government Fund, Series Fund, Income Fund and High Yield Fund approved a change in the fiscal year-ends of each of the above listed Funds to September 30. Previously, the fiscal year-ends were December 31 for each of the Funds.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. At September 30, 1998, capital loss carryovers were as follows:

Year Capital Loss                        Government        Income    High Yield
Carryovers Expire                              Fund          Fund          Fund
---------------------------------------  ----------  ------------  ------------
1999...................................  $       --  $207,520,038  $109,407,947
2001...................................          --            --     1,762,042
2002...................................  19,694,519       254,689       135,416
2003...................................          --            --       593,956
2004...................................     204,508            --     4,405,482
2005...................................          --       112,509     2,883,051
                                         ----------  ------------  ------------
  Total................................  $19,899,027 $207,887,236  $119,187,894
                                         ----------  ------------  ------------
                                         ----------  ------------  ------------

C. Distributions to Shareholders--Dividends to shareholders from net investment income are generally declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the accounting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability of each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of Income Fund and High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. During the period ended September 30, 1998, Income Fund and High Yield Fund recognized $1,253,637 and $353,246, respectively, from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the period ended September 30, 1998, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $32,851 against custodian charges based on the uninvested cash balances of the Funds.

2. SECURITIES TRANSACTIONS--For the period ended September 30, 1998, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term U.S. Government obligations and short-term securities) were as follows:

                                                                             Long-Term
                                                                          U.S. Government
                                                 Securities                 Obligations
                                         --------------------------  -------------------------
                                              Cost of      Proceeds      Cost of      Proceeds
Fund                                        Purchases    from Sales    Purchases    from Sales
---------------------------------------  ------------  ------------  -----------  ------------
Government.............................  $         --  $         --  $98,909,650  $112,074,977
Investment Grade.......................    21,502,551    18,019,807    5,848,099     5,961,133
Income.................................   117,701,821   136,897,843           --            --
High Yield.............................    40,644,388    42,616,365           --            --

At September 30, 1998, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                              Gross         Gross  Net Unrealized
                                            Aggregate    Unrealized    Unrealized    Appreciation
Fund                                             Cost  Appreciation  Depreciation  (Depreciation)
---------------------------------------  ------------  ------------  ------------  --------------
Government.............................  $158,545,987  $  4,716,599  $         --  $    4,716,599
Investment Grade.......................    50,775,028     3,228,225        13,629       3,214,596
Income.................................   419,485,983    11,776,374    16,663,515      (4,887,141)
High Yield.............................   203,452,711     5,537,846    10,422,972      (4,885,126)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Directors/ trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the period ended September 30, 1998, total directors/trustees fees accrued by the Funds amounted to $24,050.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

GOVERNMENT AND HIGH YIELD FUNDS--1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived 35% of the 1% annual fee on the first $200 million of Government Fund's average daily net assets for the period ended September 30, 1998. For the same period, FIMCO also has voluntarily waived 25% of the 1% annual fee on the first $200 million of High Yield Fund's average daily net assets.

INVESTMENT GRADE FUND--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily assets over $750 million. FIMCO has voluntarily waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the period ended September 30, 1998.

INCOME FUND--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the period ended September 30, 1998, total advisory fees accrued to FIMCO by the Funds were $5,566,603 of which $868,366 was waived. In addition, FIMCO assumed $58,718 of Investment Grade Fund expenses.

For the period ended September 30, 1998, FIC, as underwriter, received $1,244,107 in commissions from the sale of shares of the Funds after allowing $176,893 to other dealers. Shareholder servicing costs included $890,018 in transfer agent fees accrued to ADM and $279,647 in IRA custodian fees accrued to FFS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Funds. However, pursuant to settlements entered into with various state regulators, the fee of Income Fund and High Yield Fund was limited to .15% for Class A and .85% for Class B until February 1, 1998. For the period ended September 30, 1998, this fee reduction on Income Fund amounted to $55,178 for Class A and $733 for Class B and on High Yield Fund it amounted to $26,198 for Class A and $905 for Class B.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 1998, Income Fund held seventeen 144A securities with an aggregate value of $33,097,874 representing 7.9% of the Fund's net assets and High Yield Fund held sixteen 144A securities with an aggregate value of $18,435,465 representing 9.1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The investments of Income Fund and High Yield Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 as Class B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 500,000,000 shares originally authorized by High Yield Fund, the Fund has designated 250,000,000 shares as Class A and 250,000,000 shares as Class B.

7. SUBSEQUENT EVENT--The Investment Grade Fund declared a distribution of net realized capital gains in the amount of $0.066 per share to shareholders of record as of October 30, 1998 payable November 10, 1998.

                  This page has been left blank intentionally.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

      -------------------------------------------------------------------------------------------------------------------
                                                                        P E R S H A R E D A T A
                                         --------------------------------------------------------------------------------------

                                                      INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                                         NET ASSET  --------------------------------------          FROM
                                             VALUE                NET REALIZED              --------------------
                                         ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                                         BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                                         OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
      -------------------------------------------------------------------------------------------------------------------
GOVERNMENT
CLASS A
1993...................................  $   11.83  $      .72  $         (.26) $      .46  $      .74  $     --  $         .74
1994...................................      11.55         .69           (1.06)       (.37)        .68        --            .68
1995...................................      10.50         .71             .82        1.53         .72        --            .72
1996...................................      11.31         .68            (.30)        .38         .64        --            .64
1997...................................      11.05         .69             .21         .90         .66        --            .66
1998(a)................................      11.29         .49             .18         .67         .47        --            .47
CLASS B
1995(b)................................      10.52         .63             .80        1.43         .64        --            .64
1996...................................      11.31         .60            (.31)        .29         .56        --            .56
1997...................................      11.04         .61             .21         .82         .59        --            .59
1998(a)................................      11.27         .42             .19         .61         .40        --            .40
-------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
CLASS A
1993...................................  $    9.90  $      .65  $          .50  $     1.15  $      .65  $    .07  $         .72
1994...................................      10.33         .62           (1.09)       (.47)        .62        --            .62
1995...................................       9.24         .64            1.10        1.74         .64        --            .64
1996...................................      10.34         .62            (.39)        .23         .62       .02            .64
1997...................................       9.93         .62             .25         .87         .61       .03            .64
1998(a)................................      10.16         .46             .36         .82         .45        --            .45
CLASS B
1995(b)................................       9.26         .54            1.10        1.64         .55        --            .55
1996...................................      10.35         .55            (.39)        .16         .55       .02            .57
1997...................................       9.94         .55             .26         .81         .55       .03            .58
1998(a)................................      10.17         .41             .36         .77         .40        --            .40
-------------------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

 --------------------------------------------------------------------------------------------------------------------------------
                                                                    R A T I O S / S U P P L E M E N T A L D A T A
                                                    ------------------------------------------------------------------------------
                                         ---------
                                                                              RATIO TO AVERAGE NET  RATIO TO AVERAGE NET
                                                                                                       ASSETS BEFORE
                                                                                                          EXPENSES
                                                                                    ASSETS++         WAIVED OR ASSUMED
                                         NET ASSET                            --------------------  --------------------
                                             VALUE      TOTAL                                  NET                   NET  PORTFOLIO
                                         ---------     RETURN     NET ASSETS            INVESTMENT            INVESTMENT  TURNOVER
                                               END          *  END OF PERIOD  EXPENSES      INCOME  EXPENSES      INCOME      RATE
                                         OF PERIOD        (%)  (IN MILLIONS)       (%)         (%)       (%)         (%)       (%)
 --------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT
CLASS A
1993...................................  $   11.55       3.99  $         288      1.32        6.14      1.48        5.98       584
1994...................................      10.50      (3.22)           219      1.40        6.31      1.60        6.11       260
1995...................................      11.31      14.98            217      1.38        6.50      1.61        6.27       163
1996...................................      11.05       3.51            187      1.39        6.15      1.63        5.90       121
1997...................................      11.29       8.40            170      1.34        6.16      1.64        5.86       134
1998(a)................................      11.49       6.03            161      1.28+       5.71+     1.62+       5.37+       62
CLASS B
1995(b)................................      11.31      13.94              1      2.13+       5.75+     2.37+       5.51+      163
1996...................................      11.04       2.73              1      2.09        5.44      2.34        5.20       121
1997...................................      11.27       7.60              2      2.04        5.46      2.34        5.16       134
1998(a)................................      11.48       5.54              3      1.98+       5.01+     2.32+       4.67+       62
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
CLASS A
1993...................................  $   10.33      11.82  $          49       .86        6.27      1.40        5.73        38
1994...................................       9.24      (4.62)            46       .95        6.46      1.47        5.94        17
1995...................................      10.34      19.40             50      1.10        6.43      1.43        6.10        27
1996...................................       9.93       2.39             46      1.11        5.96      1.42        5.65        22
1997...................................      10.16       9.14             45      1.11        6.18      1.43        5.86        34
1998(a)................................      10.53       8.29             50      1.10+       6.02+     1.40+       5.72+       49
CLASS B
1995(b)................................      10.35      18.08              1      1.80+       5.73+     2.13+       5.40+       27
1996...................................       9.94       1.64              2      1.81        5.26      2.12        4.95        22
1997...................................      10.17       8.40              3      1.81        5.48      2.13        5.16        34
1998(a)................................      10.54       7.73              5      1.80+       5.32+     2.10+       5.02+       49
--------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS

      -------------------------------------------------------------------------------------------------------------------
                                                                        P E R S H A R E D A T A
                                         --------------------------------------------------------------------------------------

                                                      INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                                         NET ASSET  --------------------------------------          FROM
                                             VALUE                NET REALIZED              --------------------
                                         ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                                         BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                                         OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
      -------------------------------------------------------------------------------------------------------------------
INCOME
CLASS A
1993...................................  $    3.89  $      .39  $          .29  $      .68  $      .40  $     --  $         .40
1994...................................       4.17         .37            (.35)        .02         .38        --            .38
1995...................................       3.81         .38             .30         .68         .36        --            .36
1996...................................       4.13         .39             .14         .53         .37        --            .37
1997...................................       4.29         .38             .14         .52         .38        --            .38
1998(a)................................       4.43         .29            (.26)        .03         .29        --            .29
CLASS B
1995(b)................................       3.81         .31             .33         .64         .32        --            .32
1996...................................       4.13         .38             .12         .50         .35        --            .35
1997...................................       4.28         .34             .15         .49         .35        --            .35
1998(a)................................       4.42         .26            (.26)         --         .26        --            .26
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD
CLASS A
1993...................................  $    4.97  $      .47  $          .34  $      .81  $      .48  $     --  $         .48
1994...................................       5.30         .48            (.46)        .02         .48        --            .48
1995...................................       4.84         .47             .39         .86         .48        --            .48
1996...................................       5.22         .47             .20         .67         .49        --            .49
1997...................................       5.40         .46             .15         .61         .48        --            .48
1998(a)................................       5.53         .35            (.34)        .01         .34        --            .34
CLASS B
1995(b)................................       4.84         .42             .40         .82         .43        --            .43
1996...................................       5.23         .44             .18         .62         .45        --            .45
1997...................................       5.40         .43             .14         .57         .44        --            .44
1998(a)................................       5.53         .32            (.34)       (.02)        .32        --            .32
-------------------------------------------------------------------------------------------------------------------

* Calculated without sales charges
+ Annualized
++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995

                       See notes to financial statements

 --------------------------------------------------------------------------------------------------------------------------------
                                                                    R A T I O S / S U P P L E M E N T A L D A T A
                                                    ------------------------------------------------------------------------------
                                         ---------
                                                                              RATIO TO AVERAGE NET  RATIO TO AVERAGE NET
                                                                                                       ASSETS BEFORE
                                                                                                          EXPENSES
                                                                                    ASSETS++         WAIVED OR ASSUMED
                                         NET ASSET                            --------------------  --------------------
                                             VALUE      TOTAL                                  NET                   NET  PORTFOLIO
                                         ---------     RETURN     NET ASSETS            INVESTMENT            INVESTMENT  TURNOVER
                                               END          *  END OF PERIOD  EXPENSES      INCOME  EXPENSES      INCOME      RATE
                                         OF PERIOD        (%)  (IN MILLIONS)       (%)         (%)       (%)         (%)       (%)
 --------------------------------------------------------------------------------------------------------------------------------
INCOME
CLASS A
1993...................................  $    4.17      18.06  $         431      1.32        9.54       N/A         N/A        76
1994...................................       3.81        .58            401      1.22        9.34       N/A         N/A        39
1995...................................       4.13      18.54            425      1.18        9.53       N/A         N/A        33
1996...................................       4.29      13.40            432      1.16        9.27       N/A         N/A        30
1997...................................       4.43      12.62            439      1.15        8.63       N/A         N/A        45
1998(a)................................       4.17        .49            410      1.27+       8.68+      N/A         N/A        28
CLASS B
1995(b)................................       4.13      17.46              2      1.92+       8.78+      N/A         N/A        33
1996...................................       4.28      12.51              3      1.86        8.57       N/A         N/A        30
1997...................................       4.42      11.95              6      1.85        7.93       N/A         N/A        45
1998(a)................................       4.16       (.06)             9      1.97+       7.98+      N/A         N/A        28
--------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
CLASS A
1993...................................  $    5.30      16.95  $         191      1.69        8.96       N/A         N/A        87
1994...................................       4.84        .39            170      1.56        9.48      1.59        9.44        32
1995...................................       5.22      18.43            187      1.45        9.22      1.55        9.12        42
1996...................................       5.40      13.35            202      1.37        8.99      1.52        8.84        29
1997...................................       5.53      11.84            209      1.29        8.17      1.48        7.98        46
1998(a)................................       5.20        .08            194      1.36+       8.36+     1.59+       8.13+       20
CLASS B
1995(b)................................       5.23      17.40              1      2.22+       8.45+     2.32+       8.35+       42
1996...................................       5.40      12.41              4      2.07        8.28      2.22        8.13        29
1997...................................       5.53      11.11              7      1.99        7.47      2.18        7.28        46
1998(a)................................       5.19       (.59)             9      2.06+       7.66+     2.29+       7.43+       20
--------------------------------------------------------------------------------------------------------------------------------

* Calculated without sales charges
+ Annualized
++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Boards of Directors/Trustees of First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.
First Investors High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Government Fund, Investment Grade Fund (a series of First Investors Series Fund), Fund For Income and High Yield Fund as of September 30, 1998, the related statement of operations, the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Investors Government Fund, Investment Grade Fund, Fund For Income and High Yield Fund at September 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 30, 1998

FIRST INVESTORS

DIRECTORS
--------------------------------

JAMES J. COY (Emeritus)

GLENN O. HEAD

KATHRYN S. HEAD

LARRY R. LAVOIE

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
--------------------------------

GLENN O. HEAD
President

NANCY W. JONES
Vice President

GEORGE V. GANTER
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS

SHAREHOLDER INFORMATION
----------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

                                           It is the Funds' practice to mail
                                           only one copy of the annual and
                                           semi-annual reports to any address at
                                           which more than one shareholder with
                                           the same last name has indicated that
                                           mail is to be delivered. Additional
                                           copies of the reports will be mailed
                                           if requested by any shareholder in
                                           writing or by calling 800-423-4026.
                                           The Funds will ensure that separate
                                           reports are sent to any shareholder
                                           who subsequently changes his or her
                                           mailing address.

                                           This report is authorized for
                                           distribution only to existing
                                           shareholders, and, if given to
                                           prospective shareholders, must be
                                           accompanied or preceded by the Funds'
                                           prospectus.

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